UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-09877
Investment Company Act File Number

Calvert Responsible Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert U.S. Large Cap Core Responsible Index Fund
Calvert U.S. Large Cap Growth Responsible Index Fund
Calvert U.S. Large Cap Value Responsible Index Fund
Calvert Developed Markets Ex-U.S. Responsible Index Fund
Calvert U.S. Mid Cap Core Responsible Index Fund

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.2%
HEICO Corp.	3,765	270,478
Hexcel Corp.	4,788	252,758
Rockwell Collins, Inc.	11,210	1,177,947
		1,701,183

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	8,233	565,442
Expeditors International of Washington, Inc.	10,426	588,861
United Parcel Service, Inc., Class B	53,802	5,949,963
		7,104,266

Airlines - 1.0%
Alaska Air Group, Inc.	7,761	696,627
American Airlines Group, Inc.	30,538	1,536,672
Delta Air Lines, Inc.	46,424	2,494,826
JetBlue Airways Corp. *	20,844	475,868
Southwest Airlines Co.	36,926	2,294,582
Spirit Airlines, Inc. *	3,515	181,550
United Continental Holdings, Inc. *	17,183	1,293,021
		8,973,146

Auto Components - 0.3%
BorgWarner, Inc.	8,826	373,869
Delphi Automotive plc	12,367	1,083,968
Gentex Corp.	14,355	272,314
Goodyear Tire & Rubber Co. (The)	12,692	443,712
Tenneco, Inc.	2,636	152,440
Visteon Corp. *	1,681	171,563
		2,497,866

Automobiles - 0.5%
Ford Motor Co.	178,849	2,001,320
Harley-Davidson, Inc.	8,308	448,798
Tesla, Inc. *	6,019	2,176,531
Thor Industries, Inc.	1,957	204,546
		4,831,195

Banks - 5.9%
Associated Banc-Corp.	8,126	204,775
Bank of America Corp.	561,261	13,616,192
Bank of Hawaii Corp.	2,336	193,818
Bank of the Ozarks, Inc.	7,271	340,792
BankUnited, Inc.	7,529	253,803
BB&T Corp.	46,227	2,099,168
BOK Financial Corp.	1,110	93,384
Chemical Financial Corp.	4,623	223,799
CIT Group, Inc. (a)	10,641	518,217
Citigroup, Inc.	154,110	10,306,877
Citizens Financial Group, Inc.	28,682	1,023,374
Comerica, Inc.	9,741	713,431
Commerce Bancshares, Inc.	5,777	328,307
Cullen/Frost Bankers, Inc.	3,329	312,626
East West Bancorp, Inc.	8,465	495,880
Fifth Third Bancorp	41,257	1,071,032
First Citizens BancShares, Inc., Class A	451	168,088
First Hawaiian, Inc.	6,742	206,440
First Horizon National Corp.	12,189	212,332
First Republic Bank	8,351	835,935
FNB Corp.	20,148	285,296
Fulton Financial Corp.	9,397	178,543
Hancock Holding Co.	4,887	239,463
Home BancShares, Inc.	6,923	172,383
Huntington Bancshares, Inc.	62,369	843,229
IBERIABANK Corp.	2,315	188,672
Investors Bancorp, Inc.	19,511	260,667
KeyCorp	59,420	1,113,531
M&T Bank Corp.	8,353	1,352,768
MB Financial, Inc.	3,577	157,531
PacWest Bancorp	7,891	368,510
People's United Financial, Inc.	20,715	365,827
Pinnacle Financial Partners, Inc.	2,037	127,924
PNC Financial Services Group, Inc. (The)	27,104	3,384,476
Popular, Inc.	5,710	238,164
Prosperity Bancshares, Inc.	3,886	249,637
Regions Financial Corp.	68,287	999,722
Signature Bank *	2,853	409,491
Sterling Bancorp	8,949	208,064
SVB Financial Group *	3,071	539,851
Synovus Financial Corp.	6,505	287,781
Texas Capital Bancshares, Inc. *	3,496	270,590
UMB Financial Corp.	2,437	182,434

Umpqua Holdings Corp.	15,457	283,790
United Bankshares, Inc. (a)	6,835	267,932
US Bancorp	88,530	4,596,478
Valley National Bancorp	16,350	193,093
Webster Financial Corp.	5,017	261,988
Western Alliance Bancorp *	5,224	257,021
Wintrust Financial Corp.	3,046	232,836
Zions Bancorporation	12,098	531,223
		52,267,185

Beverages - 2.4%
Coca-Cola Co. (The)	228,350	10,241,498
Dr Pepper Snapple Group, Inc.	10,672	972,326
PepsiCo, Inc.	84,835	9,797,594
		21,011,418

Biotechnology - 3.8%
AbbVie, Inc.	78,599	5,699,214
ACADIA Pharmaceuticals, Inc. *(a)	5,094	142,072
Alexion Pharmaceuticals, Inc. *	10,860	1,321,336
Alkermes plc *	8,182	474,311
Alnylam Pharmaceuticals, Inc. *(a)	4,914	391,941
Amgen, Inc.	36,607	6,304,824
Biogen, Inc. *	10,454	2,836,797
BioMarin Pharmaceutical, Inc. *	8,292	753,079
Bioverativ, Inc. *	4,764	286,650
Bluebird Bio, Inc. *	1,949	204,742
Celgene Corp. *	38,334	4,978,437
Exelixis, Inc. *	11,096	273,294
Gilead Sciences, Inc.	64,473	4,563,399
Incyte Corp. *	8,578	1,080,056
Intercept Pharmaceuticals, Inc. *(a)	1,291	156,301
Ionis Pharmaceuticals, Inc. *	5,418	275,614
Kite Pharma, Inc. *	2,426	251,503
Regeneron Pharmaceuticals, Inc. *	3,864	1,897,765
Seattle Genetics, Inc. *	4,952	256,216
TESARO, Inc. *(a)	1,461	204,335
United Therapeutics Corp. *	2,286	296,563
Vertex Pharmaceuticals, Inc. *	12,400	1,597,988
		34,246,437

Building Products - 0.6%
Allegion plc	6,094	494,345
Fortune Brands Home & Security, Inc.	9,265	604,449

Johnson Controls International plc	58,280	2,527,021
Masco Corp.	19,606	749,145
Owens Corning	7,564	506,183
USG Corp. *	5,785	167,881
		5,049,024

Capital Markets - 4.4%
Affiliated Managers Group, Inc.	3,442	570,890
Ameriprise Financial, Inc.	8,354	1,063,381
Bank of New York Mellon Corp. (The)	58,140	2,966,303
BGC Partners, Inc., Class A	11,269	142,440
BlackRock, Inc.	6,832	2,885,905
CBOE Holdings, Inc.	5,150	470,710
Charles Schwab Corp. (The)	69,411	2,981,896
CME Group, Inc.	19,212	2,406,111
E*Trade Financial Corp. *	16,399	623,654
Evercore Partners, Inc., Class A	2,768	195,144
Federated Investors, Inc., Class B	8,889	251,114
Franklin Resources, Inc.	18,821	842,993
Goldman Sachs Group, Inc. (The)	20,392	4,524,985
Interactive Brokers Group, Inc., Class A	22,121	827,768
Intercontinental Exchange, Inc.	34,359	2,264,945
Invesco Ltd.	23,364	822,179
Legg Mason, Inc.	5,350	204,156
LPL Financial Holdings, Inc.	5,529	234,761
MarketAxess Holdings, Inc.	2,226	447,649
Moody's Corp.	9,225	1,122,498
Morgan Stanley	79,486	3,541,896
Morningstar, Inc.	1,011	79,202
MSCI, Inc.	4,715	485,598
Nasdaq, Inc.	5,980	427,510
Northern Trust Corp.	12,502	1,215,319
Raymond James Financial, Inc.	7,030	563,947
S&P Global, Inc.	14,640	2,137,294
SEI Investments Co.	6,853	368,554
State Street Corp.	20,227	1,814,969
Stifel Financial Corp. *	3,687	169,528
T. Rowe Price Group, Inc.	13,753	1,020,610
TD Ameritrade Holding Corp.	14,310	615,187
Thomson Reuters Corp.	16,986	786,282
		39,075,378

Chemicals - 2.3%
Air Products & Chemicals, Inc.	21,256	3,040,883

Axalta Coating Systems Ltd. *	21,148	677,582
Eastman Chemical Co.	14,396	1,209,120
Ecolab, Inc.	26,253	3,485,086
International Flavors & Fragrances, Inc.	7,698	1,039,230
Mosaic Co. (The)	33,646	768,138
PolyOne Corp.	7,985	309,339
PPG Industries, Inc.	24,753	2,721,840
Praxair, Inc.	28,385	3,762,432
Sensient Technologies Corp.	4,452	358,520
Sherwin-Williams Co. (The)	7,986	2,802,766
		20,174,936

Commercial Services & Supplies - 0.6%
Cintas Corp.	5,054	637,006
Clean Harbors, Inc. *	3,326	185,691
Copart, Inc. *	11,386	361,961
Deluxe Corp.	3,061	211,882
Healthcare Services Group, Inc.	4,606	215,699
KAR Auction Services, Inc.	9,458	396,952
MSA Safety, Inc.	1,756	142,535
Pitney Bowes, Inc.	16,029	242,038
Republic Services, Inc.	14,685	935,875
UniFirst Corp.	952	133,946
Waste Management, Inc.	24,429	1,791,867
		5,255,452

Communications Equipment - 1.2%
Arista Networks, Inc. *(a)	1,788	267,825
ARRIS International plc *	8,066	226,009
Brocade Communications Systems, Inc.	18,304	230,813
Ciena Corp. *	5,637	141,038
Cisco Systems, Inc.	210,470	6,587,711
CommScope Holding Co., Inc. *	6,808	258,908
EchoStar Corp., Class A *	4,037	245,046
F5 Networks, Inc. *	2,499	317,523
Finisar Corp. *	4,579	118,962
Harris Corp.	4,744	517,476
Juniper Networks, Inc.	15,372	428,571
Lumentum Holdings, Inc. *	2,188	124,825
Motorola Solutions, Inc.	6,660	577,688
NetScout Systems, Inc. *	3,994	137,394
Palo Alto Networks, Inc. *	3,996	534,705

Ubiquiti Networks, Inc. *	1,817	94,430
		10,808,924
Construction & Engineering - 0.1%
Dycom Industries, Inc. *(a)	2,016	180,472
EMCOR Group, Inc.	3,962	259,036
Quanta Services, Inc. *	9,843	324,031
Valmont Industries, Inc.	1,443	215,873
		979,412

Consumer Finance - 1.1%
Ally Financial, Inc.	25,803	539,283
American Express Co.	42,977	3,620,382
Capital One Financial Corp.	27,809	2,297,580
Credit Acceptance Corp. *	692	177,941
Discover Financial Services	21,523	1,338,515
OneMain Holdings, Inc. *	7,413	182,286
SLM Corp. *	23,908	274,942
Synchrony Financial	43,788	1,305,758
		9,736,687

Containers & Packaging - 0.9%
AptarGroup, Inc.	6,373	553,559
Avery Dennison Corp.	8,578	758,038
Ball Corp.	36,071	1,522,557
Berry Global Group, Inc. *	12,948	738,165
Crown Holdings, Inc. *	13,538	807,677
Greif, Inc., Class A	2,800	156,184
Owens-Illinois, Inc. *	15,985	382,361
Sealed Air Corp.	18,550	830,298
Sonoco Products Co.	9,690	498,260
WestRock Co.	24,911	1,411,457
		7,658,556

Distributors - 0.1%
Genuine Parts Co.	6,674	619,080
LKQ Corp. *	14,296	471,053
Pool Corp.	1,824	214,448
		1,304,581

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	2,219	171,329
Graham Holdings Co., Class B	191	114,533
Grand Canyon Education, Inc. *	2,982	233,819
Service Corp. International	7,456	249,403

ServiceMaster Global Holdings, Inc. *	6,779	265,669
		1,034,753

Diversified Financial Services - 0.0% (b)
Voya Financial, Inc.	11,073	408,483

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	250,523	9,452,233
CenturyLink, Inc. (a)	21,518	513,850
Level 3 Communications, Inc. *	11,348	672,936
Verizon Communications, Inc.	165,380	7,385,871
Zayo Group Holdings, Inc. *	7,547	233,202
		18,258,092

Electric Utilities - 1.0%
Alliant Energy Corp.	40,897	1,642,832
Eversource Energy	47,939	2,910,377
Portland General Electric Co.	14,826	677,400
Xcel Energy, Inc.	76,864	3,526,520
		8,757,129

Electrical Equipment - 1.0%
Acuity Brands, Inc.	2,679	544,587
AMETEK, Inc.	15,170	918,847
Eaton Corp. plc	28,065	2,184,299
Emerson Electric Co.	40,956	2,441,797
EnerSys	2,335	169,171
Hubbell, Inc.	2,793	316,084
Regal-Beloit Corp.	2,818	229,808
Rockwell Automation, Inc.	8,125	1,315,925
Sensata Technologies Holding NV *(a)	10,855	463,725
		8,584,243

Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. *	4,356	341,598
Avnet, Inc.	6,676	259,563
CDW Corp.	5,986	374,305
Coherent, Inc. *	1,065	239,614
Corning, Inc.	37,120	1,115,456
Dolby Laboratories, Inc., Class A	4,313	211,164
FLIR Systems, Inc.	5,903	204,598
IPG Photonics Corp. *	1,577	228,823
Jabil, Inc.	8,312	242,627
Keysight Technologies, Inc. *	7,881	306,807

National Instruments Corp.	4,287	172,423
SYNNEX Corp.	1,489	178,620
TE Connectivity Ltd.	15,211	1,196,802
Tech Data Corp. *	1,374	138,774
Trimble, Inc. *	10,917	389,409
Universal Display Corp.	1,805	197,196
Zebra Technologies Corp., Class A *	2,084	209,484
		6,007,263

Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	93,232	5,082,076
Core Laboratories NV (a)	10,914	1,105,261
National Oilwell Varco, Inc.	82,616	2,721,371
Oceaneering International, Inc.	19,552	446,568
US Silica Holdings, Inc.	13,154	466,835
Weatherford International plc *(a)	218,292	844,790
		10,666,901

Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	2,327	249,245
Costco Wholesale Corp.	26,232	4,195,284
CVS Health Corp.	59,967	4,824,945
Kroger Co. (The)	51,075	1,191,069
Performance Food Group Co. *	4,785	131,109
PriceSmart, Inc.	1,950	170,820
Rite Aid Corp. *	83,825	247,284
Sprouts Farmers Market, Inc. *	9,622	218,131
Sysco Corp.	29,567	1,488,107
US Foods Holding Corp. *	5,591	152,187
Walgreens Boots Alliance, Inc.	51,527	4,035,079
Whole Foods Market, Inc.	18,933	797,268
		17,700,528

Food Products - 2.0%
B&G Foods, Inc.	3,720	132,432
Blue Buffalo Pet Products, Inc. *	5,947	135,651
Bunge Ltd.	8,249	615,375
Campbell Soup Co.	10,387	541,682
Conagra Brands, Inc.	24,116	862,388
Flowers Foods, Inc.	11,379	196,971
General Mills, Inc.	33,645	1,863,933
Hain Celestial Group, Inc. (The) *	5,206	202,097
Hershey Co. (The)	11,716	1,257,947
Hormel Foods Corp.	15,576	531,297

Ingredion, Inc.	4,274	509,504
J. M. Smucker Co. (The)	6,810	805,827
Kellogg Co.	15,565	1,081,145
Kraft Heinz Co. (The)	35,536	3,043,303
Lamb Weston Holdings, Inc.	8,900	391,956
Lancaster Colony Corp.	1,222	149,842
McCormick & Co., Inc.	7,866	767,014
Mondelez International, Inc., Class A	89,470	3,864,209
Pinnacle Foods, Inc.	7,373	437,956
Post Holdings, Inc. *	3,769	292,663
Snyder's-Lance, Inc.	5,277	182,690
TreeHouse Foods, Inc. *	3,541	289,264
		18,155,146

Gas Utilities - 0.6%
Atmos Energy Corp.	15,798	1,310,444
New Jersey Resources Corp.	15,234	604,790
ONE Gas, Inc.	9,309	649,861
Southwest Gas Holdings, Inc.	7,298	533,192
Spire, Inc.	5,913	412,432
UGI Corp.	28,550	1,382,105
WGL Holdings, Inc.	8,285	691,218
		5,584,042

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	84,545	4,109,732
ABIOMED, Inc. *	2,156	308,955
Alere, Inc. *	4,339	217,774
Align Technology, Inc. *	3,852	578,262
Becton Dickinson and Co.	11,018	2,149,722
Boston Scientific Corp. *	67,868	1,881,301
Cantel Medical Corp.	1,174	91,466
Cooper Cos., Inc. (The)	2,497	597,832
Danaher Corp.	29,707	2,506,974
DENTSPLY SIRONA, Inc.	12,155	788,130
DexCom, Inc. *(a)	4,395	321,494
Edwards Lifesciences Corp. *	10,854	1,283,377
Globus Medical, Inc., Class A *	5,233	173,474
Hill-Rom Holdings, Inc.	3,014	239,945
Hologic, Inc. *	13,636	618,802
ICU Medical, Inc. *	522	90,045
IDEXX Laboratories, Inc. *	4,364	704,437
Masimo Corp. *	2,151	196,128
NuVasive, Inc. *	2,566	197,377

ResMed, Inc.	6,686	520,639
STERIS plc	4,313	351,510
Teleflex, Inc.	2,070	430,063
Varian Medical Systems, Inc. *	5,322	549,177
West Pharmaceutical Services, Inc.	3,342	315,886
		19,222,502

Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. *(a)	3,557	175,645
AmerisourceBergen Corp.	8,231	778,077
Anthem, Inc.	13,190	2,481,435
Cardinal Health, Inc.	15,348	1,195,916
Centene Corp. *	8,597	686,728
Chemed Corp.	853	174,464
DaVita, Inc. *	8,617	558,037
Envision Healthcare Corp. *	5,480	343,432
Express Scripts Holding Co. *	29,196	1,863,873
HCA Healthcare, Inc. *	14,014	1,222,021
HealthSouth Corp.	4,461	215,912
Henry Schein, Inc. *	3,867	707,738
Humana, Inc.	7,311	1,759,173
Laboratory Corp. of America Holdings *	5,277	813,397
McKesson Corp.	10,457	1,720,595
Mednax, Inc. *	3,427	206,888
Molina Healthcare, Inc. *	1,719	118,920
Patterson Cos., Inc.	4,216	197,941
Premier, Inc., Class A *	6,888	247,968
Quest Diagnostics, Inc.	6,915	768,671
VCA, Inc. *	4,372	403,579
WellCare Health Plans, Inc. *	2,206	396,109
		17,036,519

Health Care Technology - 0.2%
athenahealth, Inc. *(a)	2,274	319,611
Cerner Corp. *	14,356	954,243
Cotiviti Holdings, Inc. *	2,345	87,093
Medidata Solutions, Inc. *	2,930	229,126
Veeva Systems, Inc., Class A *	5,692	348,977
		1,939,050

Hotels, Restaurants & Leisure - 1.6%
Aramark	11,625	476,393
Buffalo Wild Wings, Inc. *	930	117,831
Chipotle Mexican Grill, Inc. *(a)	1,283	533,856

Choice Hotels International, Inc.	1,826	117,321
Cracker Barrel Old Country Store, Inc. (a)	1,217	203,543
Darden Restaurants, Inc.	5,760	520,934
Domino's Pizza, Inc.	2,148	454,366
Dunkin' Brands Group, Inc.	4,512	248,701
Hilton Worldwide Holdings, Inc.	9,632	595,739
Hyatt Hotels Corp., Class A *	5,755	323,489
ILG, Inc.	4,780	131,402
Jack in the Box, Inc.	1,661	163,609
Marriott International, Inc., Class A	14,643	1,468,839
Marriott Vacations Worldwide Corp.	1,092	128,583
Panera Bread Co., Class A *	1,184	372,534
Papa John's International, Inc.	1,124	80,658
Royal Caribbean Cruises Ltd.	7,744	845,877
Six Flags Entertainment Corp.	4,832	288,036
Starbucks Corp.	69,875	4,074,411
Texas Roadhouse, Inc.	2,125	108,269
Vail Resorts, Inc.	1,809	366,919
Wendy's Co. (The)	9,964	154,542
Wyndham Worldwide Corp.	4,999	501,950
Yum China Holdings, Inc. *	17,584	693,337
Yum! Brands, Inc.	16,311	1,203,099
		14,174,238

Household Durables - 0.5%
CalAtlantic Group, Inc.	4,835	170,917
Garmin Ltd.	5,378	274,439
Helen of Troy Ltd. *	1,319	124,118
Leggett & Platt, Inc.	5,814	305,409
Lennar Corp., Class A	10,404	554,741
Mohawk Industries, Inc. *	2,698	652,080
Newell Brands, Inc.	22,082	1,184,037
Tempur Sealy International, Inc. *(a)	2,289	122,210
Toll Brothers, Inc.	6,245	246,740
Tupperware Brands Corp.	2,531	177,752
Whirlpool Corp.	3,612	692,132
		4,504,575

Household Products - 2.4%
Church & Dwight Co., Inc.	14,911	773,583
Clorox Co. (The)	7,936	1,057,392
Colgate-Palmolive Co.	51,897	3,847,124
Kimberly-Clark Corp.	21,243	2,742,684

Procter & Gamble Co. (The)	152,858	13,321,575
		21,742,358

Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	48,358	832,725
NRG Yield, Inc., Class C	28,718	505,437
Ormat Technologies, Inc.	3,490	204,793
		1,542,955

Industrial Conglomerates - 2.7%
3M Co.	37,101	7,724,057
Carlisle Cos., Inc.	4,064	387,706
General Electric Co.	535,191	14,455,509
Roper Technologies, Inc.	6,159	1,425,993
		23,993,265

Insurance - 4.2%
Aflac, Inc.	22,040	1,712,067
Alleghany Corp. *	902	536,510
Allstate Corp. (The)	20,742	1,834,422
American Financial Group, Inc.	3,884	385,953
American International Group, Inc.	49,017	3,064,543
American National Insurance Co.	1,119	130,352
Aon plc	14,828	1,971,383
Arch Capital Group Ltd. *	7,133	665,438
Arthur J. Gallagher & Co.	8,842	506,204
Aspen Insurance Holdings Ltd.	4,181	208,423
Assurant, Inc.	3,367	349,124
Assured Guaranty Ltd.	7,299	304,660
Axis Capital Holdings Ltd.	5,009	323,882
Brown & Brown, Inc.	5,705	245,714
Chubb Ltd.	26,219	3,811,718
Cincinnati Financial Corp.	8,790	636,835
CNO Financial Group, Inc.	9,886	206,420
Enstar Group Ltd. *	907	180,176
Everest Re Group Ltd.	1,544	393,087
First American Financial Corp.	6,015	268,810
Hanover Insurance Group, Inc. (The)	2,959	262,256
Hartford Financial Services Group, Inc. (The)	21,181	1,113,485
Lincoln National Corp.	12,166	822,178
Loews Corp.	15,217	712,308
Marsh & McLennan Cos., Inc.	29,234	2,279,083
MetLife, Inc.	47,021	2,583,334
Old Republic International Corp.	13,335	260,433

Primerica, Inc.	2,599	196,874
Principal Financial Group, Inc.	14,495	928,695
Progressive Corp. (The)	32,553	1,435,262
Prudential Financial, Inc.	24,090	2,605,093
Reinsurance Group of America, Inc.	3,604	462,718
RenaissanceRe Holdings Ltd.	2,586	359,583
RLI Corp.	2,205	120,437
Torchmark Corp.	6,003	459,229
Travelers Cos., Inc. (The)	15,861	2,006,892
Unum Group	13,017	606,983
Validus Holdings Ltd.	5,206	270,556
White Mountains Insurance Group Ltd.	252	218,895
Willis Towers Watson plc	7,029	1,022,438
XL Group Ltd.	15,375	673,425
		37,135,878

Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. *	19,007	18,398,776
Expedia, Inc.	5,590	832,631
Netflix, Inc. *	20,685	3,090,546
Priceline Group, Inc. (The) *	2,342	4,380,758
TripAdvisor, Inc. *	5,656	216,059
Wayfair, Inc., Class A *	2,456	188,817
		27,107,587

Internet Software & Services - 5.5%
Akamai Technologies, Inc. *	8,014	399,177
Alphabet, Inc., Class A *	28,694	26,676,238
CoStar Group, Inc. *	1,444	380,638
eBay, Inc. *	41,163	1,437,412
Facebook, Inc., Class A *	121,327	18,317,950
GrubHub, Inc. *(a)	3,712	161,843
IAC/InterActiveCorp *	2,589	267,288
j2 Global, Inc.	1,495	127,210
LogMeIn, Inc.	2,037	212,867
Twitter, Inc. *	28,279	505,346
VeriSign, Inc. *(a)	3,561	331,031
Zillow Group, Inc., Class C *	5,954	291,806
		49,108,806

IT Services - 4.5%
Accenture plc, Class A	24,970	3,088,290
Alliance Data Systems Corp.	2,204	565,745
Amdocs Ltd.	5,720	368,711

Automatic Data Processing, Inc.	18,426	1,887,928
Black Knight Financial Services, Inc., Class A *	2,117	86,691
Booz Allen Hamilton Holding Corp.	5,160	167,906
Broadridge Financial Solutions, Inc.	4,418	333,824
CACI International, Inc., Class A *	1,057	132,178
Cognizant Technology Solutions Corp., Class A	24,905	1,653,692
Conduent, Inc. *	8,020	127,839
CoreLogic, Inc. *	6,414	278,239
CSRA, Inc.	6,321	200,692
DST Systems, Inc.	2,858	176,339
DXC Technology Co.	11,546	885,809
EPAM Systems, Inc. *	1,798	151,194
Euronet Worldwide, Inc. *	1,922	167,925
Fidelity National Information Services, Inc.	13,673	1,167,674
First Data Corp., Class A *	20,937	381,053
Fiserv, Inc. *	9,214	1,127,241
FleetCor Technologies, Inc. *	3,995	576,119
Gartner, Inc. *	3,608	445,624
Genpact Ltd.	6,201	172,574
International Business Machines Corp.	35,601	5,476,502
Jack Henry & Associates, Inc.	2,819	292,810
Leidos Holdings, Inc.	6,496	335,778
MasterCard, Inc., Class A	39,919	4,848,163
MAXIMUS, Inc.	2,843	178,057
Paychex, Inc.	12,872	732,932
PayPal Holdings, Inc. *	46,344	2,487,282
Sabre Corp.	7,738	168,456
Science Applications International Corp.	1,701	118,083
Square, Inc., Class A *	16,245	381,108
Teradata Corp. *	5,573	164,348
Total System Services, Inc.	6,237	363,305
Vantiv, Inc., Class A *	6,529	413,547
Visa, Inc., Class A	96,214	9,022,949
Western Union Co. (The)	21,143	402,774
WEX, Inc. *	1,937	201,971
		39,731,352

Leisure Products - 0.2%
Brunswick Corp.	4,516	283,289
Hasbro, Inc.	5,165	575,949
Mattel, Inc.	15,275	328,871
Polaris Industries, Inc. (a)	2,940	271,156
		1,459,265

Life Sciences - Tools & Services - 1.1%
Agilent Technologies, Inc.	16,833	998,365
Bio-Rad Laboratories, Inc., Class A *	1,094	247,583
Bio-Techne Corp.	1,816	213,380
Bruker Corp.	5,042	145,411
Charles River Laboratories International, Inc. *	2,344	237,096
Illumina, Inc. *	7,109	1,233,554
INC Research Holdings, Inc., Class A *	2,354	137,709
Mettler-Toledo International, Inc. *	1,293	760,982
PAREXEL International Corp. *	2,637	229,182
PerkinElmer, Inc.	5,903	402,231
PRA Health Sciences, Inc. *	2,083	156,246
Quintiles IMS Holdings, Inc. *	6,800	608,600
Thermo Fisher Scientific, Inc.	19,175	3,345,462
VWR Corp. *	4,633	152,935
Waters Corp. *	3,992	733,889
		9,602,625

Machinery - 2.6%
AGCO Corp.	4,215	284,049
Allison Transmission Holdings, Inc.	10,692	401,057
Barnes Group, Inc.	3,021	176,819
Colfax Corp. *	5,705	224,606
Crane Co.	3,109	246,792
Cummins, Inc.	9,577	1,553,581
Deere & Co.	18,425	2,277,146
Donaldson Co., Inc.	8,477	386,043
Dover Corp.	9,226	740,110
Flowserve Corp.	8,657	401,944
Fortive Corp.	17,952	1,137,259
Graco, Inc.	3,571	390,239
IDEX Corp.	4,244	479,614
Illinois Tool Works, Inc.	20,217	2,896,085
Ingersoll-Rand plc	16,131	1,474,212
ITT, Inc.	4,976	199,936
Kennametal, Inc.	5,049	188,934
Lincoln Electric Holdings, Inc.	3,957	364,400
Middleby Corp. (The) *	3,622	440,109
Nordson Corp.	3,381	410,183
Oshkosh Corp.	4,690	323,047
PACCAR, Inc.	22,156	1,463,182
Parker-Hannifin Corp.	8,001	1,278,720
Pentair plc	10,013	666,265
Snap-on, Inc.	3,484	550,472

Stanley Black & Decker, Inc.	10,298	1,449,238
Terex Corp.	6,602	247,575
Timken Co. (The)	4,905	226,856
Toro Co. (The)	6,841	474,013
WABCO Holdings, Inc. *	3,313	422,441
Wabtec Corp. (a)	4,546	415,959
Woodward, Inc.	3,228	218,148
Xylem, Inc.	10,154	562,836
		22,971,870

Media - 3.2%
AMC Entertainment Holdings, Inc., Class A	7,590	172,673
AMC Networks, Inc., Class A *	2,657	141,910
Cable One, Inc.	241	171,327
CBS Corp., Class B	18,244	1,163,602
Cinemark Holdings, Inc.	4,148	161,150
Comcast Corp., Class A	228,009	8,874,110
Discovery Communications, Inc., Class A *	16,674	430,690
DISH Network Corp., Class A *	22,380	1,404,569
Interpublic Group of Cos., Inc. (The)	18,051	444,055
John Wiley & Sons, Inc., Class A	1,833	96,691
Liberty Broadband Corp., Class C *	7,609	660,081
Lions Gate Entertainment Corp., Class A	7,404	208,941
Live Nation Entertainment, Inc. *	4,524	157,661
Madison Square Garden Co. (The), Class A *	1,136	223,678
Omnicom Group, Inc.	10,752	891,341
Regal Entertainment Group, Class A	4,181	85,543
Scripps Networks Interactive, Inc., Class A	5,435	371,265
Sinclair Broadcast Group, Inc., Class A	4,249	139,792
Sirius XM Holdings, Inc. (a)	87,579	479,057
TEGNA, Inc.	12,266	176,753
Time Warner, Inc.	37,300	3,745,293
Tribune Media Co., Class A	3,927	160,104
Viacom, Inc., Class B	14,860	498,850
Walt Disney Co. (The)	70,697	7,511,556
		28,370,692

Metals & Mining - 0.4%
Nucor Corp.	30,689	1,775,973
Reliance Steel & Aluminum Co.	6,436	468,605
Steel Dynamics, Inc.	24,820	888,804
Worthington Industries, Inc.	4,126	207,208
		3,340,590

Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	73,595	2,015,031
CMS Energy Corp.	45,289	2,094,616
Consolidated Edison, Inc.	50,202	4,057,326
Sempra Energy	38,584	4,350,346
		12,517,319

Multiline Retail - 0.4%
Dollar General Corp.	13,083	943,153
Kohl's Corp.	8,583	331,905
Macy's, Inc.	13,472	313,089
Nordstrom, Inc. (a)	5,619	268,757
Target Corp.	25,962	1,357,553
		3,214,457

Personal Products - 0.3%
Coty, Inc., Class A	26,651	499,973
Edgewell Personal Care Co. *	3,572	271,543
Estee Lauder Cos., Inc. (The), Class A	21,727	2,085,358
		2,856,874

Pharmaceuticals - 5.9%
Akorn, Inc. *	3,995	133,992
Allergan plc	16,601	4,035,537
Bristol-Myers Squibb Co.	81,306	4,530,370
Catalent, Inc. *	6,497	228,045
Eli Lilly & Co.	48,044	3,954,021
Endo International plc *	11,357	126,858
Jazz Pharmaceuticals plc *	3,031	471,321
Johnson & Johnson	133,905	17,714,292
Medicines Co. (The) *	3,788	143,982
Merck & Co., Inc.	136,624	8,756,232
Nektar Therapeutics *	7,376	144,201
Perrigo Co. plc	6,639	501,377
Pfizer, Inc.	296,703	9,966,254
Prestige Brands Holdings, Inc. *	2,852	150,614
Zoetis, Inc.	23,908	1,491,381
		52,348,477

Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	2,474	267,563
Manpowergroup, Inc.	3,852	430,076
Nielsen Holdings plc	19,428	751,086
Robert Half International, Inc.	8,862	424,756

TransUnion *	7,484	324,132
Verisk Analytics, Inc. *	9,398	792,909
		2,990,522

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	14,520	528,528
Jones Lang LaSalle, Inc.	2,050	256,250
Realogy Holdings Corp.	6,947	225,430
		1,010,208

Road & Rail - 1.0%
AMERCO	548	200,601
Genesee & Wyoming, Inc., Class A *	3,488	238,544
Kansas City Southern	6,453	675,306
Landstar System, Inc.	3,238	277,173
Norfolk Southern Corp.	18,198	2,214,697
Ryder System, Inc.	3,681	264,958
Union Pacific Corp.	50,023	5,448,005
		9,319,284

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. *	1,217	78,728
Advanced Micro Devices, Inc. *	32,364	403,903
Analog Devices, Inc.	16,921	1,316,454
Applied Materials, Inc.	45,380	1,874,648
Cavium, Inc. *	2,926	181,792
Cirrus Logic, Inc. *	2,763	173,295
Cree, Inc. *	4,080	100,572
Cypress Semiconductor Corp. (a)	13,659	186,445
Entegris, Inc. *	5,597	122,854
First Solar, Inc. *(a)	2,870	114,456
Integrated Device Technology, Inc. *	5,776	148,963
Intel Corp.	196,721	6,637,367
KLA-Tencor Corp.	6,497	594,540
Lam Research Corp.	6,619	936,125
Marvell Technology Group Ltd.	18,448	304,761
Maxim Integrated Products, Inc.	11,045	495,920
Microchip Technology, Inc.	9,825	758,293
Micron Technology, Inc. *	42,900	1,280,994
NVIDIA Corp.	24,643	3,562,392
ON Semiconductor Corp. *	19,571	274,777
QUALCOMM, Inc.	60,972	3,366,874
Silicon Laboratories, Inc. *	1,510	103,209
Skyworks Solutions, Inc.	7,478	717,514

Teradyne, Inc.	8,676	260,540
Texas Instruments, Inc.	41,056	3,158,438
Versum Materials, Inc.	4,331	140,758
Xilinx, Inc.	10,196	655,807
		27,950,419

Software - 5.2%
Adobe Systems, Inc. *	20,782	2,939,406
ANSYS, Inc. *	3,316	403,491
Aspen Technology, Inc. *	3,411	188,492
Atlassian Corp. plc, Class A *	6,929	243,762
Autodesk, Inc. *	7,847	791,135
Blackbaud, Inc.	1,922	164,812
CA, Inc.	12,896	444,525
CDK Global, Inc.	5,746	356,597
Citrix Systems, Inc. *	6,654	529,525
Electronic Arts, Inc. *	13,045	1,379,117
Ellie Mae, Inc. *	1,252	137,607
Fair Isaac Corp.	1,347	187,785
Fortinet, Inc. *	6,178	231,304
Guidewire Software, Inc. *	3,097	212,795
Intuit, Inc.	10,416	1,383,349
Manhattan Associates, Inc. *	3,106	149,274
Microsoft Corp.	322,011	22,196,218
Oracle Corp.	126,179	6,326,615
Paycom Software, Inc. *	1,290	88,249
Proofpoint, Inc. *	2,004	174,007
PTC, Inc. *	4,914	270,860
Red Hat, Inc. *	7,114	681,166
Salesforce.com, Inc. *	27,375	2,370,675
ServiceNow, Inc. *	7,323	776,238
Splunk, Inc. *	6,428	365,689
Symantec Corp.	24,502	692,182
Synopsys, Inc. *	5,866	427,807
Tableau Software, Inc., Class A *	3,318	203,294
Take-Two Interactive Software, Inc. *	4,862	356,774
Ultimate Software Group, Inc. (The) *	1,208	253,752
VMware, Inc., Class A *(a)	11,218	980,790
Workday, Inc., Class A *	6,191	600,527
		46,507,819

Specialty Retail - 2.6%
Advance Auto Parts, Inc.	3,477	405,384
AutoNation, Inc. *	2,074	87,440

AutoZone, Inc. *	1,359	775,255
Bed Bath & Beyond, Inc.	7,348	223,379
Best Buy Co., Inc.	12,680	726,944
Burlington Stores, Inc. *	3,569	328,312
Cabela's, Inc. *	2,400	142,608
CarMax, Inc. *	8,829	556,757
Dick's Sporting Goods, Inc.	4,875	194,171
Foot Locker, Inc.	6,074	299,327
Gap, Inc. (The)	8,565	188,344
Home Depot, Inc. (The)	57,272	8,785,525
L Brands, Inc.	11,898	641,183
Lowe's Cos., Inc.	40,492	3,139,345
Michaels Cos., Inc. (The) *	7,503	138,956
Murphy USA, Inc. *	1,257	93,156
O'Reilly Automotive, Inc. *	4,292	938,832
Penske Automotive Group, Inc.	1,934	84,922
Ross Stores, Inc.	17,943	1,035,849
Sally Beauty Holdings, Inc. *	8,092	163,863
Signet Jewelers Ltd. (a)	2,924	184,914
Staples, Inc.	32,528	327,557
Tiffany & Co.	4,866	456,771
TJX Cos., Inc. (The)	31,158	2,248,673
Tractor Supply Co.	6,176	334,801
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,629	755,417
Williams-Sonoma, Inc.	3,966	192,351
		23,450,036

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	218,237	31,430,493
Hewlett Packard Enterprise Co.	67,872	1,125,997
HP, Inc.	67,819	1,185,476
NCR Corp. *	5,197	212,245
NetApp, Inc.	11,018	441,271
Seagate Technology plc	11,696	453,220
Western Digital Corp.	11,683	1,035,114
Xerox Corp.	8,803	252,910
		36,136,726

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	3,075	273,521
Coach, Inc.	13,018	616,272
Columbia Sportswear Co.	2,163	125,584
Hanesbrands, Inc. (a)	19,270	446,293
lululemon athletica, Inc. *	6,601	393,882

Michael Kors Holdings Ltd. *	5,093	184,621
NIKE, Inc., Class B	77,892	4,595,628
PVH Corp.	4,526	518,227
Ralph Lauren Corp.	4,220	311,436
Skechers U.S.A., Inc., Class A *	5,178	152,751
Under Armour, Inc., Class A *	17,265	375,686
VF Corp.	13,846	797,530
		8,791,431

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. *	3,762	139,721
MGIC Investment Corp. *	18,700	209,440
New York Community Bancorp, Inc.	25,872	339,699
Radian Group, Inc.	11,843	193,633
TFS Financial Corp.	9,601	148,527
Washington Federal, Inc.	2,799	92,927
		1,123,947

Trading Companies & Distributors - 0.4%
Air Lease Corp.	6,021	224,945
Beacon Roofing Supply, Inc. *	3,008	147,392
Fastenal Co.	19,074	830,291
HD Supply Holdings, Inc. *	13,891	425,481
MSC Industrial Direct Co., Inc., Class A	2,820	242,407
United Rentals, Inc. *	5,702	642,672
Univar, Inc. *	6,309	184,223
W.W. Grainger, Inc.	2,777	501,332
WESCO International, Inc. *	1,917	109,844
		3,308,587

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	4,685	367,304

Water Utilities - 0.4%
American Water Works Co., Inc.	28,719	2,238,646
Aqua America, Inc.	26,670	888,111
		3,126,757

Wireless Telecommunication Services - 0.1%
Sprint Corp. *	29,949	245,882
T-Mobile US, Inc. *	11,189	678,277
Telephone & Data Systems, Inc.	5,307	147,269
		1,071,428

Total Common Stocks (Cost $698,124,836)		886,907,948

RIGHTS - 0.0% (b)
Biotechnology - 0.0% (b)
Dyax Corp. CVR *	4,124	4,577

Food & Staples Retailing - 0.0% (b)
Safeway Casa Ley CVR *	7,013	771
Safeway PDC LLC CVR *	7,013	491
		1,262

Total Rights (Cost $11,892)		5,839

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	6,250,730	6,250,730

Total Time Deposit (Cost $6,250,730)		6,250,730

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	7,853,467	7,853,467

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,853,467)		7,853,467

TOTAL INVESTMENTS (Cost $712,240,925) - 101.3%		901,017,984
Other assets and liabilities, net - (1.3%)		(11,577,945)
NET ASSETS - 100.0%		889,440,039

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $7,687,337 as of June 30, 2017.
(b) Amount is less than 0.05%.

Abbreviations:
CVR:	Contingent Value Rights

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$716,311,112
Gross unrealized appreciation	$191,091,430
Gross unrealized depreciation	(6,384,558)
Net unrealized appreciation (depreciation)	$184,706,872
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$886,907,948	*	$—	$—	$886,907,948
Rights	—		5,839	—	5,839
Time Deposit	—		6,250,730	—	6,250,730
Short Term Investment of Cash Collateral for Securities Loaned	7,853,467		—	—	7,853,467
TOTAL	$894,761,415		$6,256,569	$—	$901,017,984

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 100.5%
Aerospace & Defense - 0.4%
HEICO Corp.	461	33,118
Hexcel Corp.	417	22,014
Rockwell Collins, Inc.	1,490	156,569
		211,701

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	405	27,815
Expeditors International of Washington, Inc.	966	54,560
United Parcel Service, Inc., Class B	3,628	401,221
		483,596

Airlines - 0.3%
Southwest Airlines Co.	2,857	177,534

Auto Components - 0.2%
Delphi Automotive plc	820	71,873
Gentex Corp.	635	12,046
		83,919

Automobiles - 0.5%
Tesla, Inc. *	703	254,212
Thor Industries, Inc.	266	27,802
		282,014

Banks - 0.8%
Bank of Hawaii Corp.	117	9,708
Bank of the Ozarks, Inc.	336	15,748
BOK Financial Corp.	133	11,189
Comerica, Inc.	633	46,361
Commerce Bancshares, Inc.	207	11,764
Cullen/Frost Bankers, Inc.	117	10,987
East West Bancorp, Inc.	216	12,653
First Citizens BancShares, Inc., Class A	18	6,709
First Republic Bank	583	58,358
Hancock Holding Co.	230	11,270
Home BancShares, Inc.	406	10,109
M&T Bank Corp.	379	61,379

Pinnacle Financial Partners, Inc.	151	9,483
Signature Bank *	240	34,447
SVB Financial Group *	288	50,628
Synovus Financial Corp.	259	11,458
Texas Capital Bancshares, Inc. *	183	14,164
UMB Financial Corp.	110	8,235
Webster Financial Corp.	209	10,914
Western Alliance Bancorp *	369	18,155
Wintrust Financial Corp.	147	11,237
		434,956

Beverages - 2.2%
Coca-Cola Co. (The)	11,146	499,898
Dr Pepper Snapple Group, Inc.	702	63,959
PepsiCo, Inc.	5,986	691,323
		1,255,180

Biotechnology - 5.6%
AbbVie, Inc.	3,819	276,916
ACADIA Pharmaceuticals, Inc. *	399	11,128
Alexion Pharmaceuticals, Inc. *	1,405	170,946
Alkermes plc *	1,027	59,535
Alnylam Pharmaceuticals, Inc. *(a)	467	37,248
Amgen, Inc.	4,574	787,780
Biogen, Inc. *	1,311	355,753
BioMarin Pharmaceutical, Inc. *	1,034	93,908
Bioverativ, Inc. *	620	37,306
Bluebird Bio, Inc. *	103	10,820
Celgene Corp. *	4,801	623,506
Exelixis, Inc. *	1,299	31,994
Incyte Corp. *	1,087	136,864
Intercept Pharmaceuticals, Inc. *	107	12,955
Ionis Pharmaceuticals, Inc. *	746	37,949
Kite Pharma, Inc. *	283	29,339
Regeneron Pharmaceuticals, Inc. *	473	232,309
Seattle Genetics, Inc. *	276	14,280
TESARO, Inc. *(a)	213	29,790
United Therapeutics Corp. *	247	32,043
Vertex Pharmaceuticals, Inc. *	1,521	196,011
		3,218,380

Building Products - 0.4%
Allegion plc	783	63,517
Fortune Brands Home & Security, Inc.	885	57,737

Masco Corp.	1,878	71,758
Owens Corning	515	34,464
USG Corp. *	480	13,930
		241,406

Capital Markets - 3.5%
Affiliated Managers Group, Inc.	307	50,919
Ameriprise Financial, Inc.	519	66,064
BlackRock, Inc.	741	313,006
CBOE Holdings, Inc.	381	34,823
Charles Schwab Corp. (The)	4,423	190,012
CME Group, Inc.	727	91,049
E*Trade Financial Corp. *	355	13,501
Evercore Partners, Inc., Class A	309	21,785
Goldman Sachs Group, Inc. (The)	1,430	317,317
Intercontinental Exchange, Inc.	1,729	113,976
MarketAxess Holdings, Inc.	252	50,677
Moody's Corp.	1,012	123,140
Morningstar, Inc.	90	7,051
MSCI, Inc.	585	60,249
Nasdaq, Inc.	279	19,946
Northern Trust Corp.	577	56,090
Raymond James Financial, Inc.	461	36,981
S&P Global, Inc.	1,583	231,102
SEI Investments Co.	834	44,853
State Street Corp.	694	62,273
T. Rowe Price Group, Inc.	559	41,483
TD Ameritrade Holding Corp.	688	29,577
Thomson Reuters Corp.	935	43,281
		2,019,155

Chemicals - 2.0%
Air Products & Chemicals, Inc.	940	134,476
Axalta Coating Systems Ltd. *	1,275	40,851
Ecolab, Inc.	1,917	254,482
International Flavors & Fragrances, Inc.	481	64,935
PPG Industries, Inc.	1,197	131,622
Praxair, Inc.	1,478	195,909
Sensient Technologies Corp.	219	17,636
Sherwin-Williams Co. (The)	852	299,018
		1,138,929

Commercial Services & Supplies - 0.8%
Cintas Corp.	732	92,261

Clean Harbors, Inc. *	468	26,128
Copart, Inc. *	1,917	60,941
Deluxe Corp.	180	12,460
Healthcare Services Group, Inc.	538	25,195
KAR Auction Services, Inc.	557	23,377
MSA Safety, Inc.	140	11,364
Republic Services, Inc.	792	50,474
UniFirst Corp.	79	11,115
Waste Management, Inc.	1,936	142,006
		455,321

Communications Equipment - 0.7%
Arista Networks, Inc. *(a)	202	30,257
ARRIS International plc *	935	26,199
Brocade Communications Systems, Inc.	898	11,324
Ciena Corp. *	818	20,466
CommScope Holding Co., Inc. *	991	37,688
F5 Networks, Inc. *	265	33,671
Finisar Corp. *	561	14,575
Harris Corp.	203	22,143
Juniper Networks, Inc.	709	19,767
Lumentum Holdings, Inc. *	243	13,863
Motorola Solutions, Inc.	820	71,127
NetScout Systems, Inc. *	258	8,875
Palo Alto Networks, Inc. *	433	57,940
Ubiquiti Networks, Inc. *	235	12,213
		380,108

Construction & Engineering - 0.1%
Dycom Industries, Inc. *	226	20,232
EMCOR Group, Inc.	267	17,456
Quanta Services, Inc. *	438	14,419
Valmont Industries, Inc.	75	11,220
		63,327

Consumer Finance - 0.0% (b)
Credit Acceptance Corp. *	82	21,085

Containers & Packaging - 0.5%
AptarGroup, Inc.	320	27,795
Avery Dennison Corp.	424	37,469
Ball Corp.	2,082	87,881
Berry Global Group, Inc. *	1,373	78,275
Crown Holdings, Inc. *	588	35,080

Sealed Air Corp.	914	40,911
		307,411

Distributors - 0.1%
Genuine Parts Co.	269	24,952
LKQ Corp. *	980	32,291
Pool Corp.	184	21,633
		78,876

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	241	18,608
Grand Canyon Education, Inc. *	241	18,897
Service Corp. International	350	11,707
ServiceMaster Global Holdings, Inc. *	472	18,498
		67,710

Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. *	700	41,510
Zayo Group Holdings, Inc. *	827	25,554
		67,064

Electrical Equipment - 0.6%
Acuity Brands, Inc.	357	72,571
AMETEK, Inc.	1,140	69,050
EnerSys	142	10,288
Hubbell, Inc.	223	25,237
Rockwell Automation, Inc.	775	125,519
Sensata Technologies Holding NV *(a)	1,024	43,745
		346,410

Electronic Equipment & Instruments - 0.7%
CDW Corp.	477	29,827
Coherent, Inc. *	125	28,124
Corning, Inc.	2,091	62,835
Dolby Laboratories, Inc., Class A	308	15,080
FLIR Systems, Inc.	328	11,368
IPG Photonics Corp. *	179	25,973
Keysight Technologies, Inc. *	461	17,947
National Instruments Corp.	251	10,095
SYNNEX Corp.	96	11,516
TE Connectivity Ltd.	1,120	88,122
Trimble, Inc. *	1,236	44,088
Universal Display Corp.	206	22,505

Zebra Technologies Corp., Class A *	239	24,024
		391,504

Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	5,893	321,228
Core Laboratories NV	431	43,647
US Silica Holdings, Inc.	1,796	63,740
		428,615

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	1,570	251,090
CVS Health Corp.	2,791	224,564
PriceSmart, Inc.	111	9,723
Sprouts Farmers Market, Inc. *	486	11,018
Sysco Corp.	1,816	91,399
Walgreens Boots Alliance, Inc.	3,474	272,049
		859,843

Food Products - 1.5%
Blue Buffalo Pet Products, Inc. *	763	17,404
Campbell Soup Co.	533	27,796
Hain Celestial Group, Inc. (The) *	458	17,780
Hershey Co. (The)	1,067	114,564
Hormel Foods Corp.	905	30,870
Ingredion, Inc.	230	27,418
J. M. Smucker Co. (The)	528	62,478
Kraft Heinz Co. (The)	2,066	176,932
Lamb Weston Holdings, Inc.	588	25,895
Lancaster Colony Corp.	156	19,129
McCormick & Co., Inc.	686	66,892
Mondelez International, Inc., Class A	4,173	180,232
Pinnacle Foods, Inc.	578	34,333
Post Holdings, Inc. *	525	40,766
TreeHouse Foods, Inc. *	232	18,952
		861,441

Gas Utilities - 0.2%
ONE Gas, Inc.	261	18,221
Southwest Gas Holdings, Inc.	418	30,539
UGI Corp.	681	32,967
WGL Holdings, Inc.	240	20,023
		101,750

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	3,917	190,405
ABIOMED, Inc. *	247	35,395
Alere, Inc. *	543	27,253
Align Technology, Inc. *	457	68,605
Becton Dickinson and Co.	1,377	268,667
Boston Scientific Corp. *	5,601	155,260
Cantel Medical Corp.	207	16,127
Cooper Cos., Inc. (The)	319	76,375
Danaher Corp.	1,179	99,496
DENTSPLY SIRONA, Inc.	409	26,520
DexCom, Inc. *	514	37,599
Edwards Lifesciences Corp. *	1,285	151,938
Globus Medical, Inc., Class A *	347	11,503
Hill-Rom Holdings, Inc.	277	22,052
Hologic, Inc. *	1,638	74,332
ICU Medical, Inc. *	67	11,558
IDEXX Laboratories, Inc. *	572	92,332
Masimo Corp. *	269	24,527
NuVasive, Inc. *	306	23,538
ResMed, Inc.	495	38,546
STERIS plc	242	19,723
Teleflex, Inc.	295	61,289
Varian Medical Systems, Inc. *	441	45,507
West Pharmaceutical Services, Inc.	448	42,345
		1,620,892

Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. *(a)	258	12,740
AmerisourceBergen Corp.	490	46,320
Anthem, Inc.	1,648	310,038
Centene Corp. *	670	53,519
Chemed Corp.	83	16,976
DaVita, Inc. *	515	33,351
HCA Healthcare, Inc. *	1,779	155,129
HealthSouth Corp.	232	11,229
Henry Schein, Inc. *	490	89,680
Humana, Inc.	897	215,836
Laboratory Corp. of America Holdings *	608	93,717
McKesson Corp.	430	70,752
Mednax, Inc. *	202	12,195
Molina Healthcare, Inc. *	222	15,358
Premier, Inc., Class A *	835	30,060
Quest Diagnostics, Inc.	410	45,576

VCA, Inc. *	497	45,878
WellCare Health Plans, Inc. *	269	48,302
		1,306,656

Health Care Technology - 0.4%
athenahealth, Inc. *(a)	268	37,668
Cerner Corp. *	1,807	120,111
Cotiviti Holdings, Inc. *	299	11,105
Medidata Solutions, Inc. *	361	28,230
Veeva Systems, Inc., Class A *	659	40,403
		237,517

Hotels, Restaurants & Leisure - 2.4%
Buffalo Wild Wings, Inc. *	102	12,923
Chipotle Mexican Grill, Inc. *(a)	154	64,079
Choice Hotels International, Inc.	199	12,786
Cracker Barrel Old Country Store, Inc. (a)	62	10,370
Darden Restaurants, Inc.	682	61,680
Domino's Pizza, Inc.	267	56,479
Dunkin' Brands Group, Inc.	355	19,568
Hilton Worldwide Holdings, Inc.	540	33,399
Hyatt Hotels Corp., Class A *	407	22,877
ILG, Inc.	403	11,078
Jack in the Box, Inc.	181	17,829
Marriott International, Inc., Class A	1,758	176,345
Marriott Vacations Worldwide Corp.	121	14,248
Panera Bread Co., Class A *	130	40,903
Papa John's International, Inc.	145	10,405
Royal Caribbean Cruises Ltd.	942	102,895
Six Flags Entertainment Corp.	209	12,459
Starbucks Corp.	8,194	477,792
Texas Roadhouse, Inc.	231	11,769
Vail Resorts, Inc.	206	41,783
Wendy's Co. (The)	708	10,981
Wyndham Worldwide Corp.	374	37,553
Yum China Holdings, Inc. *	1,166	45,975
Yum! Brands, Inc.	1,123	82,833
		1,389,009

Household Durables - 0.4%
Helen of Troy Ltd. *	129	12,139
Leggett & Platt, Inc.	369	19,384
Lennar Corp., Class A	283	15,090
Mohawk Industries, Inc. *	350	84,591

Newell Brands, Inc.	1,074	57,588
Whirlpool Corp.	175	33,533
		222,325

Household Products - 2.5%
Church & Dwight Co., Inc.	1,515	78,598
Clorox Co. (The)	668	89,004
Colgate-Palmolive Co.	4,718	349,745
Kimberly-Clark Corp.	1,481	191,212
Procter & Gamble Co. (The)	8,523	742,780
		1,451,339

Independent Power and Renewable Electricity Producers - 0.0% (b)
Ormat Technologies, Inc.	186	10,914

Industrial Conglomerates - 3.4%
3M Co.	5,164	1,075,093
Carlisle Cos., Inc.	234	22,324
General Electric Co.	23,581	636,923
Roper Technologies, Inc.	901	208,608
		1,942,948

Insurance - 1.7%
Alleghany Corp. *	37	22,008
Allstate Corp. (The)	1,591	140,708
American Financial Group, Inc.	111	11,030
American International Group, Inc.	2,240	140,045
Aon plc	1,631	216,841
Arch Capital Group Ltd. *	304	28,360
Arthur J. Gallagher & Co.	539	30,858
Brown & Brown, Inc.	256	11,026
Enstar Group Ltd. *	57	11,323
Marsh & McLennan Cos., Inc.	1,968	153,425
Primerica, Inc.	174	13,181
Progressive Corp. (The)	1,479	65,209
Reinsurance Group of America, Inc.	139	17,846
RenaissanceRe Holdings Ltd.	92	12,793
Torchmark Corp.	147	11,246
White Mountains Insurance Group Ltd.	23	19,978
Willis Towers Watson plc	404	58,766
XL Group Ltd.	474	20,761
		985,404

Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. *	2,237	2,165,416
Expedia, Inc.	695	103,520
Netflix, Inc. *	2,431	363,216
Priceline Group, Inc. (The) *	276	516,264
TripAdvisor, Inc. *	534	20,399
Wayfair, Inc., Class A *	363	27,907
		3,196,722

Internet Software & Services - 10.2%
Akamai Technologies, Inc. *	495	24,656
Alphabet, Inc., Class A *	3,413	3,172,998
CoStar Group, Inc. *	182	47,975
eBay, Inc. *	5,134	179,279
Facebook, Inc., Class A *	14,462	2,183,473
GrubHub, Inc. *(a)	349	15,216
IAC/InterActiveCorp *	332	34,276
j2 Global, Inc.	238	20,251
LogMeIn, Inc.	239	24,976
Twitter, Inc. *	3,195	57,095
VeriSign, Inc. *(a)	377	35,046
Zillow Group, Inc., Class C *	741	36,316
		5,831,557

IT Services - 6.4%
Accenture plc, Class A	2,999	370,916
Alliance Data Systems Corp.	264	67,766
Amdocs Ltd.	463	29,845
Automatic Data Processing, Inc.	1,467	150,309
Black Knight Financial Services, Inc., Class A *	261	10,688
Booz Allen Hamilton Holding Corp.	308	10,022
Broadridge Financial Solutions, Inc.	423	31,962
CACI International, Inc., Class A *	90	11,254
Cognizant Technology Solutions Corp., Class A	2,945	195,548
Conduent, Inc. *	725	11,556
CoreLogic, Inc. *	265	11,496
CSRA, Inc.	353	11,208
DST Systems, Inc.	204	12,587
DXC Technology Co.	1,353	103,802
EPAM Systems, Inc. *	230	19,341
Euronet Worldwide, Inc. *	216	18,872
Fidelity National Information Services, Inc.	1,005	85,827
First Data Corp., Class A *	1,525	27,755
Fiserv, Inc. *	1,050	128,457

FleetCor Technologies, Inc. *	437	63,020
Gartner, Inc. *	429	52,986
Genpact Ltd.	418	11,633
Jack Henry & Associates, Inc.	423	43,937
MasterCard, Inc., Class A	4,758	577,859
MAXIMUS, Inc.	318	19,916
Paychex, Inc.	988	56,257
PayPal Holdings, Inc. *	5,481	294,165
Sabre Corp.	462	10,058
Science Applications International Corp.	107	7,428
Square, Inc., Class A *	1,916	44,949
Total System Services, Inc.	879	51,202
Vantiv, Inc., Class A *	682	43,198
Visa, Inc., Class A	11,522	1,080,533
WEX, Inc. *	128	13,347
		3,679,699

Leisure Products - 0.1%
Hasbro, Inc.	445	49,622

Life Sciences - Tools & Services - 1.9%
Agilent Technologies, Inc.	1,231	73,011
Bio-Rad Laboratories, Inc., Class A *	149	33,720
Bio-Techne Corp.	140	16,450
Bruker Corp.	418	12,055
Charles River Laboratories International, Inc. *	276	27,917
Illumina, Inc. *	886	153,739
INC Research Holdings, Inc., Class A *	295	17,258
Mettler-Toledo International, Inc. *	169	99,463
PAREXEL International Corp. *	342	29,723
PerkinElmer, Inc.	403	27,461
PRA Health Sciences, Inc. *	235	17,627
Quintiles IMS Holdings, Inc. *	403	36,069
Thermo Fisher Scientific, Inc.	2,456	428,498
VWR Corp. *	224	7,394
Waters Corp. *	535	98,354
		1,078,739

Machinery - 3.0%
Allison Transmission Holdings, Inc.	710	26,632
Barnes Group, Inc.	192	11,238
Crane Co.	138	10,954
Cummins, Inc.	888	144,051
Donaldson Co., Inc.	544	24,774

Dover Corp.	554	44,442
Fortive Corp.	2,579	163,380
Graco, Inc.	345	37,702
IDEX Corp.	528	59,669
Illinois Tool Works, Inc.	2,673	382,907
Ingersoll-Rand plc	1,463	133,704
Lincoln Electric Holdings, Inc.	398	36,652
Middleby Corp. (The) *	443	53,829
Nordson Corp.	462	56,050
Parker-Hannifin Corp.	710	113,472
Snap-on, Inc.	476	75,208
Stanley Black & Decker, Inc.	826	116,243
Timken Co. (The)	248	11,470
Toro Co. (The)	874	60,559
WABCO Holdings, Inc. *	250	31,877
Wabtec Corp. (a)	374	34,221
Woodward, Inc.	264	17,841
Xylem, Inc.	937	51,938
		1,698,813

Media - 2.8%
Cable One, Inc.	26	18,483
CBS Corp., Class B	974	62,122
Comcast Corp., Class A	13,315	518,220
Discovery Communications, Inc., Class A *	629	16,247
DISH Network Corp., Class A *	1,202	75,437
Interpublic Group of Cos., Inc. (The)	861	21,181
Liberty Broadband Corp., Class C *	518	44,936
Live Nation Entertainment, Inc. *	581	20,248
Madison Square Garden Co. (The), Class A *	73	14,374
Omnicom Group, Inc.	487	40,372
Sirius XM Holdings, Inc.	9,061	49,564
Time Warner, Inc.	2,151	215,982
Walt Disney Co. (The)	4,920	522,750
		1,619,916

Metals & Mining - 0.3%
Nucor Corp.	2,188	126,620
Steel Dynamics, Inc.	1,129	40,429
		167,049

Multi-Utilities - 0.4%
CMS Energy Corp.	1,032	47,730

Sempra Energy	1,425	160,669
		208,399

Multiline Retail - 0.1%
Dollar General Corp.	752	54,212

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,939	186,105

Pharmaceuticals - 5.1%
Akorn, Inc. *	440	14,758
Allergan plc	2,064	501,738
Bristol-Myers Squibb Co.	5,327	296,820
Catalent, Inc. *	623	21,867
Eli Lilly & Co.	2,728	224,514
Jazz Pharmaceuticals plc *	373	58,002
Johnson & Johnson	8,864	1,172,619
Medicines Co. (The) *(a)	419	15,926
Merck & Co., Inc.	6,589	422,289
Nektar Therapeutics *	706	13,802
Prestige Brands Holdings, Inc. *	193	10,192
Zoetis, Inc.	3,058	190,758
		2,943,285

Professional Services - 0.4%
Nielsen Holdings plc	1,183	45,735
Robert Half International, Inc.	523	25,067
TransUnion *	945	40,928
Verisk Analytics, Inc. *	1,297	109,428
		221,158

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	1,152	41,933
Jones Lang LaSalle, Inc.	143	17,875
		59,808

Road & Rail - 1.1%
AMERCO	49	17,937
Kansas City Southern	476	49,813
Landstar System, Inc.	323	27,649
Norfolk Southern Corp.	1,121	136,426
Union Pacific Corp.	3,731	406,343
		638,168

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. *	303	19,601
Advanced Micro Devices, Inc. *(a)	2,402	29,977
Analog Devices, Inc.	1,214	94,449
Applied Materials, Inc.	5,282	218,199
Cavium, Inc. *	341	21,186
Cirrus Logic, Inc. *	324	20,321
Cree, Inc. *	183	4,511
Cypress Semiconductor Corp.	934	12,749
Entegris, Inc. *	472	10,360
Integrated Device Technology, Inc. *	687	17,718
KLA-Tencor Corp.	745	68,175
Lam Research Corp.	824	116,538
Marvell Technology Group Ltd.	807	13,332
Maxim Integrated Products, Inc.	788	35,381
Microchip Technology, Inc.	1,121	86,519
Micron Technology, Inc. *	5,318	158,796
NVIDIA Corp.	3,001	433,825
ON Semiconductor Corp. *	1,403	19,698
Silicon Laboratories, Inc. *	159	10,868
Skyworks Solutions, Inc.	918	88,082
Teradyne, Inc.	350	10,511
Texas Instruments, Inc.	4,880	375,418
Versum Materials, Inc.	480	15,600
Xilinx, Inc.	805	51,778
		1,933,592

Software - 6.5%
Adobe Systems, Inc. *	2,496	353,034
ANSYS, Inc. *	445	54,148
Aspen Technology, Inc. *	391	21,607
Atlassian Corp. plc, Class A *	867	30,501
Autodesk, Inc. *	405	40,832
Blackbaud, Inc.	229	19,637
CDK Global, Inc.	617	38,291
Citrix Systems, Inc. *	713	56,741
Electronic Arts, Inc. *	1,528	161,540
Ellie Mae, Inc. *	149	16,377
Fair Isaac Corp.	153	21,330
Fortinet, Inc. *	678	25,384
Guidewire Software, Inc. *	328	22,537
Intuit, Inc.	1,202	159,638
Manhattan Associates, Inc. *	365	17,542
Microsoft Corp.	19,857	1,368,743

Oracle Corp.	6,950	348,473
Paycom Software, Inc. *	167	11,424
Proofpoint, Inc. *	191	16,585
PTC, Inc. *	573	31,584
Red Hat, Inc. *	888	85,026
Salesforce.com, Inc. *	3,399	294,353
ServiceNow, Inc. *	894	94,764
Splunk, Inc. *	727	41,359
Symantec Corp.	1,585	44,776
Synopsys, Inc. *	768	56,010
Tableau Software, Inc., Class A *	350	21,444
Take-Two Interactive Software, Inc. *	617	45,275
Ultimate Software Group, Inc. (The) *(a)	169	35,500
VMware, Inc., Class A *(a)	1,247	109,025
Workday, Inc., Class A *	672	65,184
		3,708,664

Specialty Retail - 3.8%
Advance Auto Parts, Inc.	128	14,924
AutoZone, Inc. *	153	87,280
Burlington Stores, Inc. *	392	36,060
CarMax, Inc. *	636	40,106
Foot Locker, Inc.	213	10,497
Home Depot, Inc. (The)	6,792	1,041,893
Lowe's Cos., Inc.	4,720	365,942
Michaels Cos., Inc. (The) *	857	15,872
O'Reilly Automotive, Inc. *	538	117,682
Ross Stores, Inc.	2,302	132,894
Tiffany & Co.	183	17,178
TJX Cos., Inc. (The)	2,499	180,353
Tractor Supply Co.	423	22,931
Ulta Salon, Cosmetics & Fragrance, Inc. *	319	91,661
		2,175,273

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	25,995	3,743,800
NCR Corp. *	289	11,803
NetApp, Inc.	858	34,363
Western Digital Corp.	1,441	127,672
		3,917,638

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	154	13,698
Columbia Sportswear Co.	151	8,767

lululemon athletica, Inc. *	639	38,129
NIKE, Inc., Class B	9,214	543,626
Skechers U.S.A., Inc., Class A *	366	10,797
Under Armour, Inc., Class A *	1,022	22,239
		637,256

Thrifts & Mortgage Finance - 0.0% (b)
Essent Group Ltd. *	310	11,514
TFS Financial Corp.	711	10,999
		22,513

Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. *	252	12,348
Fastenal Co.	1,121	48,797
HD Supply Holdings, Inc. *	1,206	36,940
MSC Industrial Direct Co., Inc., Class A	230	19,771
United Rentals, Inc. *	698	78,671
Univar, Inc. *	220	6,424
		202,951

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	298	23,363

Water Utilities - 0.2%
American Water Works Co., Inc.	1,193	92,995
Aqua America, Inc.	1,204	40,093
		133,088

Wireless Telecommunication Services - 0.2%
Sprint Corp. *	2,352	19,310
T-Mobile US, Inc. *	1,342	81,352
United States Cellular Corp. *	294	11,266
		111,928

Total Common Stocks (Cost $49,891,397)		57,643,757

RIGHTS - 0.0% (b)
Biotechnology - 0.0% (b)
Dyax Corp. CVR *	565	627

Total Rights (Cost $627)		627

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	436,565	436,565

Total Time Deposit (Cost $436,565)		436,565

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	425,401	425,401

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $425,401)		425,401

TOTAL INVESTMENTS (Cost $50,753,990) - 102.0%		58,506,350
Other assets and liabilities, net - (2.0%)		(1,135,207)
NET ASSETS - 100.0%		57,371,143

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $416,364 as of June 30, 2017.
(b) Amount is less than 0.05%.

Abbreviations:
CVR:	Contingent Value Rights

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$50,858,377
Gross unrealized appreciation	$8,000,161
Gross unrealized depreciation	(352,188)
Net unrealized appreciation (depreciation)	$7,647,973
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$57,643,757	*	$—	$—	$57,643,757
Rights	—		627	—	627
Time Deposit	—		436,565	—	436,565
Short Term Investment of Cash Collateral for Securities Loaned	425,401		—	—	425,401
TOTAL	$58,069,158		$437,192	$—	$58,506,350

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.0% (a)
Hexcel Corp.	546	28,823

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	1,251	85,919
Expeditors International of Washington, Inc.	1,263	71,334
United Parcel Service, Inc., Class B	6,524	721,489
		878,742

Airlines - 1.6%
Alaska Air Group, Inc.	1,794	161,030
American Airlines Group, Inc.	7,256	365,122
Delta Air Lines, Inc.	10,863	583,778
JetBlue Airways Corp. *	4,934	112,643
Southwest Airlines Co.	4,266	265,089
Spirit Airlines, Inc. *	1,083	55,937
United Continental Holdings, Inc. *	4,201	316,125
		1,859,724

Auto Components - 0.4%
BorgWarner, Inc.	2,620	110,983
Delphi Automotive plc	1,699	148,917
Gentex Corp.	2,247	42,626
Goodyear Tire & Rubber Co. (The)	3,308	115,648
Tenneco, Inc.	668	38,630
Visteon Corp. *	442	45,111
		501,915

Automobiles - 0.6%
Ford Motor Co.	51,266	573,667
Harley-Davidson, Inc.	2,509	135,536
		709,203

Banks - 12.3%
Associated Banc-Corp.	2,026	51,055
Bank of America Corp.	164,478	3,990,236
Bank of Hawaii Corp.	357	29,620
Bank of the Ozarks, Inc.	1,171	54,885
BankUnited, Inc.	1,847	62,262

BB&T Corp.	13,402	608,585
BOK Financial Corp.	259	21,790
Chemical Financial Corp.	1,108	53,638
CIT Group, Inc. (b)	3,445	167,771
Citigroup, Inc.	45,522	3,044,511
Citizens Financial Group, Inc.	8,138	290,364
Comerica, Inc.	1,389	101,730
Commerce Bancshares, Inc.	972	55,239
Cullen/Frost Bankers, Inc.	755	70,902
East West Bancorp, Inc.	1,656	97,008
Fifth Third Bancorp	12,562	326,110
First Citizens BancShares, Inc., Class A	75	27,953
First Hawaiian, Inc.	2,394	73,304
First Horizon National Corp.	3,591	62,555
First Republic Bank	1,006	100,701
FNB Corp.	5,520	78,163
Fulton Financial Corp.	2,645	50,255
Hancock Holding Co.	687	33,663
Home BancShares, Inc.	1,342	33,416
Huntington Bancshares, Inc.	17,401	235,262
IBERIABANK Corp.	783	63,815
Investors Bancorp, Inc.	5,322	71,102
KeyCorp	17,629	330,367
M&T Bank Corp.	1,640	265,598
MB Financial, Inc.	1,165	51,307
PacWest Bancorp	1,965	91,766
People's United Financial, Inc.	5,816	102,711
Pinnacle Financial Partners, Inc.	160	10,048
PNC Financial Services Group, Inc. (The)	7,974	995,713
Popular, Inc.	1,755	73,201
Prosperity Bancshares, Inc.	1,102	70,792
Regions Financial Corp.	19,292	282,435
Signature Bank *	246	35,308
Sterling Bancorp	2,046	47,570
Synovus Financial Corp.	1,647	72,863
Texas Capital Bancshares, Inc. *	197	15,248
UMB Financial Corp.	529	39,601
Umpqua Holdings Corp.	3,789	69,566
United Bankshares, Inc.	1,800	70,560
US Bancorp	26,161	1,358,279
Valley National Bancorp	3,975	46,945
Webster Financial Corp.	842	43,969
Western Alliance Bancorp *	678	33,358
Wintrust Financial Corp.	673	51,444

Zions Bancorporation	3,208	140,863
		14,155,407

Beverages - 2.6%
Coca-Cola Co. (The)	37,586	1,685,732
Dr Pepper Snapple Group, Inc.	1,422	129,558
PepsiCo, Inc.	10,487	1,211,144
		3,026,434

Biotechnology - 1.9%
AbbVie, Inc.	12,570	911,451
ACADIA Pharmaceuticals, Inc. *	639	17,822
Bluebird Bio, Inc. *	293	30,779
Gilead Sciences, Inc.	16,959	1,200,358
Seattle Genetics, Inc. *	693	35,856
		2,196,266

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	557	36,339
Johnson Controls International plc	14,119	612,200
Masco Corp.	1,309	50,017
Owens Corning	956	63,975
USG Corp. *	832	24,145
		786,676

Capital Markets - 5.3%
Ameriprise Financial, Inc.	1,155	147,020
Bank of New York Mellon Corp. (The)	17,064	870,605
BGC Partners, Inc., Class A	3,355	42,407
CBOE Holdings, Inc.	631	57,673
Charles Schwab Corp. (The)	7,871	338,138
CME Group, Inc.	3,656	457,877
E*Trade Financial Corp. *	3,717	141,358
Federated Investors, Inc., Class B	2,114	59,721
Franklin Resources, Inc.	5,750	257,543
Goldman Sachs Group, Inc. (The)	2,168	481,079
Interactive Brokers Group, Inc., Class A	6,763	253,071
Intercontinental Exchange, Inc.	5,126	337,906
Invesco Ltd.	6,510	229,087
Legg Mason, Inc.	1,484	56,629
LPL Financial Holdings, Inc.	1,236	52,481
Morgan Stanley	23,445	1,044,709
Morningstar, Inc.	222	17,392
Nasdaq, Inc.	1,160	82,928

Northern Trust Corp.	2,038	198,114
Raymond James Financial, Inc.	1,045	83,830
State Street Corp.	4,367	391,851
Stifel Financial Corp. *	1,231	56,601
T. Rowe Price Group, Inc.	2,574	191,017
TD Ameritrade Holding Corp.	2,165	93,073
Thomson Reuters Corp.	2,382	110,263
		6,052,373

Chemicals - 2.6%
Air Products & Chemicals, Inc.	3,919	560,652
Axalta Coating Systems Ltd. *	2,816	90,225
Eastman Chemical Co.	4,531	380,559
Ecolab, Inc.	2,623	348,203
International Flavors & Fragrances, Inc.	933	125,955
Mosaic Co. (The)	10,621	242,477
PolyOne Corp.	2,513	97,354
PPG Industries, Inc.	4,271	469,639
Praxair, Inc.	4,524	599,656
Sensient Technologies Corp.	752	60,559
		2,975,279

Commercial Services & Supplies - 0.4%
Clean Harbors, Inc. *	328	18,312
Deluxe Corp.	528	36,548
KAR Auction Services, Inc.	915	38,403
MSA Safety, Inc.	140	11,364
Pitney Bowes, Inc.	2,965	44,771
Republic Services, Inc.	1,585	101,012
UniFirst Corp.	158	22,231
Waste Management, Inc.	2,723	199,732
		472,373

Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	3,233	40,768
Cisco Systems, Inc.	58,072	1,817,654
EchoStar Corp., Class A *	1,022	62,035
Finisar Corp. *	607	15,770
Harris Corp.	772	84,210
Juniper Networks, Inc.	2,376	66,243
NetScout Systems, Inc. *	740	25,456

Ubiquiti Networks, Inc. *	220	11,433
		2,123,569

Construction & Engineering - 0.1%
EMCOR Group, Inc.	416	27,198
Quanta Services, Inc. *	1,275	41,973
Valmont Industries, Inc.	269	40,242
		109,413

Consumer Finance - 2.4%
Ally Financial, Inc.	7,655	159,990
American Express Co.	12,466	1,050,136
Capital One Financial Corp.	8,036	663,934
Discover Financial Services	6,247	388,501
OneMain Holdings, Inc. *	2,209	54,319
SLM Corp. *	7,098	81,627
Synchrony Financial	12,662	377,581
		2,776,088

Containers & Packaging - 1.3%
AptarGroup, Inc.	963	83,646
Avery Dennison Corp.	1,374	121,420
Ball Corp.	5,092	214,933
Crown Holdings, Inc. *	2,488	148,434
Greif, Inc., Class A	1,083	60,410
Owens-Illinois, Inc. *	4,829	115,510
Sealed Air Corp.	3,878	173,579
Sonoco Products Co.	3,048	156,728
WestRock Co.	7,787	441,212
		1,515,872

Distributors - 0.2%
Genuine Parts Co.	1,413	131,070
LKQ Corp. *	2,142	70,579
		201,649

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	73	43,775
Service Corp. International	1,462	48,904
ServiceMaster Global Holdings, Inc. *	818	32,057
		124,736

Diversified Financial Services - 0.1%
Voya Financial, Inc.	3,126	115,318

Diversified Telecommunication Services - 4.4%
AT&T, Inc.	71,326	2,691,130
CenturyLink, Inc. (b)	6,734	160,808
Level 3 Communications, Inc. *	1,574	93,338
Verizon Communications, Inc.	47,253	2,110,319
		5,055,595

Electric Utilities - 2.3%
Alliant Energy Corp.	10,830	435,041
Eversource Energy	15,002	910,771
Portland General Electric Co.	4,243	193,863
Xcel Energy, Inc.	24,126	1,106,901
		2,646,576

Electrical Equipment - 1.3%
AMETEK, Inc.	1,662	100,667
Eaton Corp. plc	6,394	497,645
Emerson Electric Co.	9,371	558,699
EnerSys	359	26,009
Hubbell, Inc.	325	36,780
Regal-Beloit Corp.	825	67,279
Rockwell Automation, Inc.	751	121,632
Sensata Technologies Holding NV *	798	34,091
		1,442,802

Electronic Equipment & Instruments - 0.6%
Arrow Electronics, Inc. *	987	77,400
Avnet, Inc.	1,526	59,331
CDW Corp.	544	34,016
Corning, Inc.	6,616	198,811
Dolby Laboratories, Inc., Class A	410	20,074
FLIR Systems, Inc.	737	25,544
Jabil, Inc.	2,204	64,335
Keysight Technologies, Inc. *	957	37,256
National Instruments Corp.	476	19,145
SYNNEX Corp.	149	17,874
TE Connectivity Ltd.	1,869	147,053
Tech Data Corp. *	357	36,057
		736,896

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	12,242	667,311
Core Laboratories NV	1,858	188,160
National Oilwell Varco, Inc.	25,350	835,029
Oceaneering International, Inc.	6,858	156,637
Weatherford International plc *(b)	65,818	254,715
		2,101,852

Food & Staples Retailing - 2.5%
Casey's General Stores, Inc. (b)	589	63,088
Costco Wholesale Corp.	3,707	592,860
CVS Health Corp.	10,368	834,209
Kroger Co. (The)	14,005	326,597
Performance Food Group Co. *	1,139	31,209
PriceSmart, Inc.	131	11,476
Rite Aid Corp. *	16,060	47,377
Sprouts Farmers Market, Inc. *	976	22,126
Sysco Corp.	4,365	219,690
US Foods Holding Corp. *	1,894	51,555
Walgreens Boots Alliance, Inc.	6,430	503,533
Whole Foods Market, Inc.	5,094	214,508
		2,918,228

Food Products - 2.6%
B&G Foods, Inc.	914	32,538
Bunge Ltd.	2,189	163,299
Campbell Soup Co.	1,611	84,014
Conagra Brands, Inc.	6,139	219,531
Flowers Foods, Inc.	2,803	48,520
General Mills, Inc.	8,883	492,118
Hain Celestial Group, Inc. (The) *	1,133	43,983
Hershey Co. (The)	1,046	112,309
Hormel Foods Corp.	2,286	77,975
Ingredion, Inc.	607	72,361
J. M. Smucker Co. (The)	729	86,263
Kellogg Co.	3,719	258,322
Kraft Heinz Co. (The)	5,300	453,892
Lamb Weston Holdings, Inc.	875	38,535
McCormick & Co., Inc.	708	69,037
Mondelez International, Inc., Class A	15,236	658,043
Pinnacle Foods, Inc.	920	54,648
Snyder's-Lance, Inc.	1,202	41,613

TreeHouse Foods, Inc. *	363	29,653
		3,036,654

Gas Utilities - 1.2%
Atmos Energy Corp.	4,655	386,132
New Jersey Resources Corp.	3,893	154,552
ONE Gas, Inc.	1,717	119,864
Southwest Gas Holdings, Inc.	1,257	91,836
Spire, Inc.	2,118	147,731
UGI Corp.	6,136	297,044
WGL Holdings, Inc.	1,960	163,523
		1,360,682

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	14,043	682,630
Boston Scientific Corp. *	6,958	192,876
Danaher Corp.	5,179	437,056
DENTSPLY SIRONA, Inc.	1,919	124,428
Globus Medical, Inc., Class A *	339	11,238
Hill-Rom Holdings, Inc.	372	29,615
ResMed, Inc.	574	44,697
STERIS plc	821	66,911
Varian Medical Systems, Inc. *	284	29,306
		1,618,757

Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. *	907	44,788
AmerisourceBergen Corp.	1,038	98,122
Cardinal Health, Inc.	4,055	315,966
Centene Corp. *	936	74,768
DaVita, Inc. *	977	63,270
Envision Healthcare Corp. *	1,550	97,138
Express Scripts Holding Co. *	7,857	501,591
HealthSouth Corp.	796	38,526
McKesson Corp.	1,788	294,197
Mednax, Inc. *	637	38,456
Patterson Cos., Inc.	962	45,166
Quest Diagnostics, Inc.	929	103,268
		1,715,256

Hotels, Restaurants & Leisure - 0.6%
Aramark	3,255	133,390
Cracker Barrel Old Country Store, Inc.	73	12,209
Dunkin' Brands Group, Inc.	547	30,151

Hilton Worldwide Holdings, Inc.	1,399	86,528
Hyatt Hotels Corp., Class A *	747	41,989
ILG, Inc.	978	26,885
Six Flags Entertainment Corp.	751	44,767
Texas Roadhouse, Inc.	230	11,719
Wendy's Co. (The)	1,314	20,380
Wyndham Worldwide Corp.	578	58,037
Yum China Holdings, Inc. *	2,054	80,989
Yum! Brands, Inc.	2,288	168,763
		715,807

Household Durables - 0.7%
CalAtlantic Group, Inc.	1,107	39,133
Garmin Ltd.	1,356	69,197
Helen of Troy Ltd. *	121	11,386
Leggett & Platt, Inc.	807	42,392
Lennar Corp., Class A	2,004	106,853
Newell Brands, Inc.	4,181	224,185
Tempur Sealy International, Inc. *	488	26,054
Toll Brothers, Inc.	1,922	75,938
Tupperware Brands Corp.	724	50,847
Whirlpool Corp.	605	115,930
		761,915

Household Products - 2.4%
Church & Dwight Co., Inc.	1,144	59,351
Clorox Co. (The)	616	82,076
Colgate-Palmolive Co.	4,372	324,096
Kimberly-Clark Corp.	2,490	321,484
Procter & Gamble Co. (The)	22,999	2,004,363
		2,791,370

Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	15,224	262,157
NRG Yield, Inc., Class C	8,689	152,926
Ormat Technologies, Inc.	570	33,448
		448,531

Industrial Conglomerates - 2.1%
Carlisle Cos., Inc.	739	70,501
General Electric Co.	87,430	2,361,484
		2,431,985

Insurance - 7.2%
Aflac, Inc.	6,504	505,231
Alleghany Corp. *	152	90,410
Allstate Corp. (The)	2,436	215,440
American Financial Group, Inc.	1,047	104,040
American International Group, Inc.	8,746	546,800
American National Insurance Co.	348	40,539
Arch Capital Group Ltd. *	1,167	108,869
Arthur J. Gallagher & Co.	1,778	101,790
Aspen Insurance Holdings Ltd.	902	44,965
Assurant, Inc.	864	89,588
Assured Guaranty Ltd.	2,020	84,315
Axis Capital Holdings Ltd.	1,317	85,157
Brown & Brown, Inc.	820	35,317
Chubb Ltd.	7,743	1,125,677
Cincinnati Financial Corp.	2,539	183,951
CNO Financial Group, Inc.	2,604	54,372
Enstar Group Ltd. *	60	11,919
Everest Re Group Ltd.	406	103,364
First American Financial Corp.	1,713	76,554
Hanover Insurance Group, Inc. (The)	649	57,521
Hartford Financial Services Group, Inc. (The)	6,113	321,360
Lincoln National Corp.	3,593	242,815
Loews Corp.	4,334	202,875
Marsh & McLennan Cos., Inc.	3,297	257,034
MetLife, Inc.	13,938	765,754
Old Republic International Corp.	4,034	78,784
Primerica, Inc.	290	21,967
Principal Financial Group, Inc.	4,404	282,164
Progressive Corp. (The)	6,079	268,023
Prudential Financial, Inc.	7,096	767,361
Reinsurance Group of America, Inc.	665	85,379
RenaissanceRe Holdings Ltd.	416	57,845
RLI Corp.	734	40,091
Torchmark Corp.	1,208	92,412
Travelers Cos., Inc. (The)	4,603	582,418
Unum Group	3,473	161,946
Validus Holdings Ltd.	1,216	63,195
Willis Towers Watson plc	1,113	161,897
XL Group Ltd.	3,611	158,162
		8,277,301

Internet & Direct Marketing Retail - 0.0% (a)
TripAdvisor, Inc. *	663	25,327

Internet Software & Services - 0.0% (a)
Akamai Technologies, Inc. *	777	38,702

IT Services - 2.2%
Amdocs Ltd.	981	63,235
Automatic Data Processing, Inc.	1,679	172,030
Booz Allen Hamilton Holding Corp.	936	30,458
Broadridge Financial Solutions, Inc.	520	39,291
CACI International, Inc., Class A *	163	20,383
Conduent, Inc. *	1,067	17,008
CoreLogic, Inc. *	569	24,683
CSRA, Inc.	922	29,274
DST Systems, Inc.	236	14,561
Fidelity National Information Services, Inc.	1,332	113,753
First Data Corp., Class A *	2,023	36,819
Genpact Ltd.	993	27,635
International Business Machines Corp.	9,925	1,526,763
Leidos Holdings, Inc.	1,735	89,682
Paychex, Inc.	1,386	78,919
Sabre Corp.	1,492	32,481
Science Applications International Corp.	193	13,398
Teradata Corp. *	1,304	38,455
Western Union Co. (The)	5,180	98,679
WEX, Inc. *	131	13,659
		2,481,166

Leisure Products - 0.3%
Brunswick Corp.	1,150	72,140
Hasbro, Inc.	441	49,176
Mattel, Inc.	4,831	104,011
Polaris Industries, Inc. (b)	752	69,357
		294,684

Life Sciences - Tools & Services - 0.2%
Agilent Technologies, Inc.	1,882	111,621
Bio-Techne Corp.	145	17,038
Bruker Corp.	350	10,094
PerkinElmer, Inc.	541	36,864
Quintiles IMS Holdings, Inc. *	731	65,424

VWR Corp. *	889	29,346
		270,387

Machinery - 2.3%
AGCO Corp.	973	65,570
Allison Transmission Holdings, Inc.	1,054	39,536
Barnes Group, Inc.	327	19,139
Colfax Corp. *	1,434	56,457
Crane Co.	459	36,435
Cummins, Inc.	1,025	166,276
Deere & Co.	4,349	537,493
Donaldson Co., Inc.	1,279	58,246
Dover Corp.	1,313	105,329
Flowserve Corp.	1,824	84,688
Graco, Inc.	138	15,081
IDEX Corp.	223	25,201
Ingersoll-Rand plc	1,248	114,055
ITT, Inc.	1,303	52,355
Kennametal, Inc.	1,081	40,451
Lincoln Electric Holdings, Inc.	453	41,717
Oshkosh Corp.	1,033	71,153
PACCAR, Inc.	5,230	345,389
Parker-Hannifin Corp.	871	139,203
Pentair plc	2,336	155,437
Stanley Black & Decker, Inc.	818	115,117
Terex Corp.	1,653	61,988
Timken Co. (The)	1,004	46,435
WABCO Holdings, Inc. *	295	37,615
Wabtec Corp. (b)	650	59,475
Woodward, Inc.	352	23,788
Xylem, Inc.	1,524	84,475
		2,598,104
Media - 3.7%
AMC Entertainment Holdings, Inc., Class A	1,934	43,998
AMC Networks, Inc., Class A *	827	44,170
CBS Corp., Class B	2,904	185,217
Cinemark Holdings, Inc.	1,345	52,253
Comcast Corp., Class A	32,459	1,263,304
Discovery Communications, Inc., Class A *	3,549	91,671
DISH Network Corp., Class A *	3,497	219,472
Interpublic Group of Cos., Inc. (The)	3,689	90,749
John Wiley & Sons, Inc., Class A	469	24,740
Liberty Broadband Corp., Class C *	1,097	95,165
Lions Gate Entertainment Corp., Class A	2,108	59,488

Madison Square Garden Co. (The), Class A *	60	11,814
Omnicom Group, Inc.	1,992	165,137
Regal Entertainment Group, Class A	1,863	38,117
Scripps Networks Interactive, Inc., Class A	1,817	124,119
Sinclair Broadcast Group, Inc., Class A	1,205	39,644
TEGNA, Inc.	3,166	45,622
Time Warner, Inc.	5,356	537,796
Tribune Media Co., Class A	949	38,691
Viacom, Inc., Class B	4,693	157,544
Walt Disney Co. (The)	8,227	874,119
		4,202,830

Metals & Mining - 0.5%
Nucor Corp.	3,578	207,059
Reliance Steel & Aluminum Co.	2,261	164,623
Steel Dynamics, Inc.	4,207	150,653
Worthington Industries, Inc.	1,265	63,528
		585,863

Multi-Utilities - 2.6%
CenterPoint Energy, Inc.	20,068	549,462
CMS Energy Corp.	9,308	430,495
Consolidated Edison, Inc.	14,456	1,168,334
Sempra Energy	6,953	783,950
		2,932,241

Multiline Retail - 0.7%
Dollar General Corp.	1,563	112,677
Kohl's Corp.	2,415	93,388
Macy's, Inc.	4,144	96,307
Nordstrom, Inc. (b)	1,591	76,097
Target Corp.	7,555	395,051
		773,520

Personal Products - 0.4%
Coty, Inc., Class A	7,536	141,375
Edgewell Personal Care Co. *	832	63,249
Estee Lauder Cos., Inc. (The), Class A	2,062	197,911
		402,535

Pharmaceuticals - 6.5%
Akorn, Inc. *	669	22,438
Bristol-Myers Squibb Co.	10,239	570,517
Eli Lilly & Co.	6,893	567,294

Endo International plc *	2,528	28,238
Johnson & Johnson	16,267	2,151,961
Merck & Co., Inc.	21,772	1,395,368
Nektar Therapeutics *	627	12,258
Perrigo Co. plc	1,884	142,280
Pfizer, Inc.	77,421	2,600,571
Prestige Brands Holdings, Inc. *	288	15,209
		7,506,134

Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	574	62,078
Manpowergroup, Inc.	943	105,286
Nielsen Holdings plc	3,150	121,779
Robert Half International, Inc.	1,150	55,120
		344,263

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	1,566	57,002
Jones Lang LaSalle, Inc.	270	33,750
Realogy Holdings Corp.	1,644	53,348
		144,100

Road & Rail - 1.0%
AMERCO	55	20,133
Genesee & Wyoming, Inc., Class A *	965	65,996
Kansas City Southern	853	89,267
Norfolk Southern Corp.	2,282	277,720
Ryder System, Inc.	836	60,175
Union Pacific Corp.	5,578	607,500
		1,120,791

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. *	3,276	40,885
Analog Devices, Inc.	1,260	98,028
Cree, Inc. *	582	14,346
Cypress Semiconductor Corp. (b)	2,199	30,016
Entegris, Inc. *	473	10,382
First Solar, Inc. *	808	32,223
Integrated Device Technology, Inc. *	465	11,992
Intel Corp.	54,553	1,840,618
Marvell Technology Group Ltd.	2,494	41,201
Maxim Integrated Products, Inc.	1,501	67,395
ON Semiconductor Corp. *	2,815	39,523
QUALCOMM, Inc.	16,799	927,641

Teradyne, Inc.	1,255	37,688
Xilinx, Inc.	1,210	77,827
		3,269,765

Software - 3.7%
Autodesk, Inc. *	1,272	128,243
CA, Inc.	3,549	122,334
Microsoft Corp.	43,391	2,990,941
Oracle Corp.	18,648	935,011
Symantec Corp.	3,739	105,627
		4,282,156

Specialty Retail - 1.3%
Advance Auto Parts, Inc.	618	72,053
AutoNation, Inc. *(b)	849	35,794
Bed Bath & Beyond, Inc.	1,874	56,969
Best Buy Co., Inc.	3,533	202,547
Cabela's, Inc. *	635	37,732
CarMax, Inc. *	1,097	69,177
Dick's Sporting Goods, Inc.	1,204	47,955
Foot Locker, Inc.	848	41,789
Gap, Inc. (The)	3,118	68,565
L Brands, Inc.	3,428	184,735
Michaels Cos., Inc. (The) *	604	11,186
Murphy USA, Inc. *	425	31,497
Penske Automotive Group, Inc.	738	32,405
Sally Beauty Holdings, Inc. *	2,059	41,695
Signet Jewelers Ltd. (b)	992	62,734
Staples, Inc.	8,653	87,136
Tiffany & Co.	962	90,303
TJX Cos., Inc. (The)	2,703	195,075
Tractor Supply Co.	951	51,554
Williams-Sonoma, Inc. (b)	1,148	55,678
		1,476,579

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	19,439	322,493
HP, Inc.	19,609	342,765
NCR Corp. *	737	30,099
NetApp, Inc.	1,244	49,822
Seagate Technology plc	3,296	127,720

Xerox Corp.	2,094	60,161
		933,060

Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	221	19,658
Coach, Inc.	3,734	176,767
Columbia Sportswear Co.	197	11,438
Hanesbrands, Inc.	5,109	118,324
Michael Kors Holdings Ltd. *	2,224	80,620
PVH Corp.	1,092	125,034
Ralph Lauren Corp.	1,152	85,018
Skechers U.S.A., Inc., Class A *	1,003	29,588
Under Armour, Inc., Class A *	2,039	44,369
VF Corp.	4,605	265,248
		956,064

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. *	312	11,588
MGIC Investment Corp. *	5,691	63,739
New York Community Bancorp, Inc.	8,205	107,732
Radian Group, Inc.	3,537	57,830
TFS Financial Corp.	712	11,014
Washington Federal, Inc.	1,820	60,424
		312,327

Trading Companies & Distributors - 0.4%
Air Lease Corp.	1,361	50,847
Beacon Roofing Supply, Inc. *	373	18,277
Fastenal Co.	2,144	93,328
HD Supply Holdings, Inc. *	908	27,812
MSC Industrial Direct Co., Inc., Class A	409	35,158
Univar, Inc. *	1,015	29,638
W.W. Grainger, Inc.	804	145,146
WESCO International, Inc. *	662	37,933
		438,139

Transportation Infrastructure - 0.0% (a)
Macquarie Infrastructure Corp.	585	45,864

Water Utilities - 0.5%
American Water Works Co., Inc.	4,474	348,748

Aqua America, Inc.	4,965	165,335
		514,083

Wireless Telecommunication Services - 0.0% (a)
Telephone & Data Systems, Inc.	1,314	36,464
United States Cellular Corp. *	397	15,213
		51,677

Total Common Stocks (Cost $103,839,376)		114,670,428

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	1,524,081	1,524,081

Time Deposit (Cost $1,524,081)		1,524,081

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	759,861	759,861

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $759,861)		759,861

TOTAL INVESTMENTS (Cost $106,123,318) - 101.7%		116,954,370
Other assets and liabilities, net - (1.7%)		(1,948,045)
NET ASSETS - 100.0%		115,006,325

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Amount is less than 0.05%.
(b) Security, or portion of security, is on loan. Total value of securities on loan is $741,481 as of June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$106,651,985
Gross unrealized appreciation	$11,791,116
Gross unrealized depreciation	(1,488,731)
Net unrealized appreciation (depreciation)	$10,302,385
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$114,670,428	*	$—	$—	$114,670,428
Time Deposit	—		1,524,081	—	1,524,081
Short Term Investment of Cash Collateral for Securities Loaned	759,861		—	—	759,861
TOTAL	$115,430,289		$1,524,081	$—	$116,954,370

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.5%
HEICO Corp.	369	26,509
Hexcel Corp.	584	30,829
Rockwell Collins, Inc.	1,152	121,052
		178,390

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	995	68,337
Expeditors International of Washington, Inc.	1,171	66,138
		134,475

Airlines - 1.4%
Alaska Air Group, Inc.	858	77,014
American Airlines Group, Inc.	3,340	168,069
JetBlue Airways Corp. *	2,304	52,600
Spirit Airlines, Inc. *	449	23,191
United Continental Holdings, Inc. *	1,930	145,233
		466,107

Auto Components - 1.0%
BorgWarner, Inc.	1,245	52,738
Delphi Automotive plc	1,699	148,918
Gentex Corp.	1,695	32,154
Goodyear Tire & Rubber Co. (The)	1,520	53,139
Tenneco, Inc.	279	16,135
Visteon Corp. *	186	18,983
		322,067

Automobiles - 0.3%
Harley-Davidson, Inc.	1,089	58,828
Thor Industries, Inc.	339	35,432
		94,260

Banks - 5.6%
Associated Banc-Corp.	757	19,076
Bank of Hawaii Corp.	225	18,668
Bank of the Ozarks, Inc.	664	31,122
BankUnited, Inc.	552	18,608

BOK Financial Corp. (a)	140	11,778
Chemical Financial Corp.	413	19,993
CIT Group, Inc. (a)	1,209	58,878
Citizens Financial Group, Inc.	2,929	104,507
Comerica, Inc.	1,034	75,730
Commerce Bancshares, Inc.	581	33,018
Cullen/Frost Bankers, Inc.	328	30,803
East West Bancorp, Inc.	899	52,663
Fifth Third Bancorp	4,256	110,486
First Citizens BancShares, Inc., Class A	49	18,262
First Hawaiian, Inc.	903	27,650
First Horizon National Corp.	1,213	21,130
First Republic Bank	874	87,487
FNB Corp.	1,949	27,598
Fulton Financial Corp.	885	16,815
Hancock Holding Co.	485	23,765
Home BancShares, Inc.	881	21,937
Huntington Bancshares, Inc.	6,044	81,715
IBERIABANK Corp.	280	22,820
Investors Bancorp, Inc.	1,910	25,518
KeyCorp	6,410	120,123
M&T Bank Corp.	900	145,755
MB Financial, Inc.	368	16,207
PacWest Bancorp	743	34,698
People's United Financial, Inc.	1,953	34,490
Pinnacle Financial Partners, Inc.	304	19,091
Popular, Inc.	572	23,858
Prosperity Bancshares, Inc.	404	25,953
Regions Financial Corp.	6,790	99,406
Signature Bank *	301	43,203
Sterling Bancorp	896	20,832
SVB Financial Group *	293	51,507
Synovus Financial Corp.	663	29,331
Texas Capital Bancshares, Inc. *	292	22,601
UMB Financial Corp.	297	22,233
Umpqua Holdings Corp.	1,441	26,457
United Bankshares, Inc. (a)	581	22,775
Valley National Bancorp	1,437	16,971
Webster Financial Corp.	560	29,243
Western Alliance Bancorp *	544	26,765
Wintrust Financial Corp.	292	22,321
Zions Bancorporation	1,084	47,598
		1,861,445

Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	1,301	118,534

Biotechnology - 2.4%
ACADIA Pharmaceuticals, Inc. *	506	14,112
Alexion Pharmaceuticals, Inc. *	1,417	172,406
Alkermes plc *	958	55,535
Alnylam Pharmaceuticals, Inc. *	490	39,082
BioMarin Pharmaceutical, Inc. *	1,050	95,361
Bioverativ, Inc. *	581	34,959
Bluebird Bio, Inc. *	247	25,947
Exelixis, Inc. *	1,393	34,310
Incyte Corp. *	1,081	136,109
Intercept Pharmaceuticals, Inc. *	116	14,044
Ionis Pharmaceuticals, Inc. *	790	40,187
Kite Pharma, Inc. *	303	31,412
Seattle Genetics, Inc. *	562	29,078
TESARO, Inc. *(a)	260	36,364
United Therapeutics Corp. *	283	36,714
		795,620

Building Products - 0.8%
Allegion plc	630	51,106
Fortune Brands Home & Security, Inc.	1,049	68,437
Masco Corp.	2,149	82,113
Owens Corning	820	54,874
USG Corp. *	621	18,021
		274,551

Capital Markets - 4.0%
Affiliated Managers Group, Inc.	344	57,056
Ameriprise Financial, Inc.	881	112,142
BGC Partners, Inc., Class A	1,354	17,115
CBOE Holdings, Inc.	589	53,835
E*Trade Financial Corp. *	1,647	62,635
Evercore Partners, Inc., Class A	322	22,701
Federated Investors, Inc., Class B	658	18,588
Franklin Resources, Inc.	2,009	89,983
Interactive Brokers Group, Inc., Class A	2,479	92,764
Invesco Ltd.	2,320	81,641
Legg Mason, Inc.	622	23,736
LPL Financial Holdings, Inc.	443	18,810
MarketAxess Holdings, Inc.	209	42,030
Moody's Corp.	973	118,395

Morningstar, Inc.	129	10,106
MSCI, Inc.	566	58,292
Nasdaq, Inc.	663	47,398
Northern Trust Corp.	1,295	125,887
Raymond James Financial, Inc.	716	57,437
SEI Investments Co.	801	43,078
Stifel Financial Corp. *	437	20,093
T. Rowe Price Group, Inc.	1,439	106,788
TD Ameritrade Holding Corp.	1,537	66,076
		1,346,586

Chemicals - 1.8%
Axalta Coating Systems Ltd. *	3,048	97,658
Eastman Chemical Co.	1,993	167,392
International Flavors & Fragrances, Inc.	1,085	146,475
Mosaic Co. (The)	4,779	109,105
PolyOne Corp.	1,083	41,955
Sensient Technologies Corp.	579	46,627
		609,212

Commercial Services & Supplies - 1.1%
Cintas Corp.	570	71,843
Clean Harbors, Inc. *	399	22,276
Copart, Inc. *	1,447	46,000
Deluxe Corp.	310	21,458
Healthcare Services Group, Inc.	394	18,451
KAR Auction Services, Inc.	801	33,618
MSA Safety, Inc.	214	17,370
Pitney Bowes, Inc.	1,691	25,534
Republic Services, Inc.	1,593	101,522
UniFirst Corp.	78	10,975
		369,047

Communications Equipment - 1.9%
Arista Networks, Inc. *(a)	249	37,298
ARRIS International plc *	1,156	32,391
Brocade Communications Systems, Inc.	2,805	35,371
Ciena Corp. *	989	24,745
CommScope Holding Co., Inc. *	1,144	43,506
EchoStar Corp., Class A *	572	34,720
F5 Networks, Inc. *	412	52,349
Finisar Corp. *	662	17,199
Harris Corp.	736	80,283
Juniper Networks, Inc.	2,287	63,762

Lumentum Holdings, Inc. *	362	20,652
Motorola Solutions, Inc.	1,037	89,949
NetScout Systems, Inc. *	485	16,684
Palo Alto Networks, Inc. *	576	77,074
Ubiquiti Networks, Inc. *	205	10,654
		636,637

Construction & Engineering - 0.3%
Dycom Industries, Inc. *	212	18,978
EMCOR Group, Inc.	441	28,833
Quanta Services, Inc. *	995	32,755
Valmont Industries, Inc.	143	21,393
		101,959

Consumer Finance - 1.2%
Ally Financial, Inc.	2,537	53,023
Credit Acceptance Corp. *	70	18,000
Discover Financial Services	2,257	140,363
OneMain Holdings, Inc. *	761	18,713
SLM Corp. *	2,356	27,094
Synchrony Financial	4,577	136,486
		393,679

Containers & Packaging - 3.2%
AptarGroup, Inc.	820	71,225
Avery Dennison Corp.	1,237	109,314
Ball Corp.	4,713	198,936
Berry Global Group, Inc. *	1,687	96,176
Crown Holdings, Inc. *	1,787	106,612
Greif, Inc., Class A	529	29,508
Owens-Illinois, Inc. *	2,146	51,332
Sealed Air Corp.	2,686	120,225
Sonoco Products Co.	1,406	72,297
WestRock Co.	3,540	200,576
		1,056,201

Distributors - 0.6%
Genuine Parts Co.	983	91,183
LKQ Corp. *	2,095	69,030
Pool Corp.	249	29,275
		189,488

Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. *	304	23,472

Graham Holdings Co., Class B	27	16,190
Grand Canyon Education, Inc. *	212	16,623
Service Corp. International	1,257	42,047
ServiceMaster Global Holdings, Inc. *	868	34,017
		132,349

Diversified Financial Services - 0.1%
Voya Financial, Inc.	1,156	42,645

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc. (a)	2,885	68,894
Level 3 Communications, Inc. *	1,558	92,389
Zayo Group Holdings, Inc. *	978	30,220
		191,503

Electric Utilities - 2.0%
Alliant Energy Corp.	2,827	113,561
Eversource Energy	3,640	220,984
Portland General Electric Co.	1,218	55,651
Xcel Energy, Inc.	6,015	275,968
		666,164

Electrical Equipment - 1.3%
Acuity Brands, Inc.	318	64,643
AMETEK, Inc.	1,561	94,550
EnerSys	310	22,459
Hubbell, Inc.	369	41,760
Regal-Beloit Corp.	308	25,117
Rockwell Automation, Inc.	821	132,969
Sensata Technologies Holding NV *	1,211	51,734
		433,232

Electronic Equipment & Instruments - 1.6%
Arrow Electronics, Inc. *	578	45,327
Avnet, Inc.	737	28,655
CDW Corp.	954	59,654
Coherent, Inc. *	152	34,198
Dolby Laboratories, Inc., Class A	637	31,188
FLIR Systems, Inc.	840	29,114
IPG Photonics Corp. *	224	32,502
Jabil, Inc.	1,065	31,087
Keysight Technologies, Inc. *	1,144	44,536
National Instruments Corp.	733	29,481
SYNNEX Corp.	189	22,672

Tech Data Corp. *	221	22,321
Trimble, Inc. *	1,571	56,038
Universal Display Corp.	283	30,918
Zebra Technologies Corp., Class A *	316	31,764
		529,455

Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	12,118	660,552
Core Laboratories NV	1,235	125,069
National Oilwell Varco, Inc.	10,505	346,035
Oceaneering International, Inc.	3,100	70,804
US Silica Holdings, Inc.	2,076	73,677
Weatherford International plc *(a)	26,937	104,246
		1,380,383

Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	292	31,276
Performance Food Group Co. *	587	16,084
PriceSmart, Inc.	160	14,016
Rite Aid Corp. *	7,453	21,986
Sprouts Farmers Market, Inc. *	1,052	23,849
US Foods Holding Corp. *	920	25,043
Whole Foods Market, Inc.	2,346	98,790
		231,044

Food Products - 3.0%
B&G Foods, Inc.	422	15,023
Blue Buffalo Pet Products, Inc. *	724	16,514
Bunge Ltd.	1,015	75,719
Campbell Soup Co.	1,353	70,559
Conagra Brands, Inc.	2,898	103,633
Flowers Foods, Inc.	1,332	23,057
Hain Celestial Group, Inc. (The) *	741	28,766
Hershey Co. (The)	1,417	152,143
Hormel Foods Corp.	1,931	65,866
Ingredion, Inc.	527	62,824
J. M. Smucker Co. (The)	822	97,267
Lamb Weston Holdings, Inc.	1,105	48,664
Lancaster Colony Corp.	126	15,450
McCormick & Co., Inc.	909	88,637
Pinnacle Foods, Inc.	785	46,629
Post Holdings, Inc. *	487	37,816
Snyder's-Lance, Inc.	649	22,468

TreeHouse Foods, Inc. *	447	36,515
		1,007,550

Gas Utilities - 1.3%
Atmos Energy Corp.	1,234	102,361
New Jersey Resources Corp.	1,186	47,084
ONE Gas, Inc.	636	44,399
Southwest Gas Holdings, Inc.	550	40,183
Spire, Inc.	563	39,269
UGI Corp.	2,158	104,469
WGL Holdings, Inc.	558	46,554
		424,319

Health Care Equipment & Supplies - 3.3%
ABIOMED, Inc. *	263	37,688
Alere, Inc. *	614	30,817
Align Technology, Inc. *	489	73,409
Cantel Medical Corp.	197	15,348
Cooper Cos., Inc. (The)	338	80,924
DENTSPLY SIRONA, Inc.	1,439	93,305
DexCom, Inc. *(a)	546	39,940
Edwards Lifesciences Corp. *	1,303	154,067
Globus Medical, Inc., Class A *	548	18,166
Hill-Rom Holdings, Inc.	412	32,799
Hologic, Inc. *	1,713	77,736
ICU Medical, Inc. *	94	16,215
IDEXX Laboratories, Inc. *	512	82,647
Masimo Corp. *	258	23,524
NuVasive, Inc. *	305	23,461
ResMed, Inc.	933	72,653
STERIS plc	538	43,847
Teleflex, Inc.	291	60,458
Varian Medical Systems, Inc. *	608	62,739
West Pharmaceutical Services, Inc.	491	46,409
		1,086,152

Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. *(a)	490	24,196
AmerisourceBergen Corp.	1,044	98,689
Cardinal Health, Inc.	1,946	151,632
Centene Corp. *	1,095	87,469
Chemed Corp.	88	17,999
DaVita, Inc. *	960	62,170
Envision Healthcare Corp. *	777	48,694

HealthSouth Corp.	597	28,895
Henry Schein, Inc. *	507	92,791
Laboratory Corp. of America Holdings *	636	98,033
Mednax, Inc. *	564	34,049
Molina Healthcare, Inc. *	249	17,226
Patterson Cos., Inc.	492	23,099
Premier, Inc., Class A *	1,055	37,980
Quest Diagnostics, Inc.	868	96,487
VCA, Inc. *	538	49,663
WellCare Health Plans, Inc. *	286	51,354
		1,020,426

Health Care Technology - 0.7%
athenahealth, Inc. *	258	36,262
Cerner Corp. *	1,817	120,776
Cotiviti Holdings, Inc. *	259	9,619
Medidata Solutions, Inc. *	339	26,510
Veeva Systems, Inc., Class A *	665	40,771
		233,938

Hotels, Restaurants & Leisure - 3.0%
Aramark	1,647	67,494
Buffalo Wild Wings, Inc. *	76	9,629
Chipotle Mexican Grill, Inc. *(a)	191	79,475
Choice Hotels International, Inc.	238	15,292
Cracker Barrel Old Country Store, Inc. (a)	142	23,749
Darden Restaurants, Inc.	764	69,096
Domino's Pizza, Inc.	315	66,632
Dunkin' Brands Group, Inc.	552	30,426
Hilton Worldwide Holdings, Inc.	1,322	81,766
Hyatt Hotels Corp., Class A *	785	44,125
ILG, Inc.	463	12,728
Jack in the Box, Inc.	207	20,389
Marriott Vacations Worldwide Corp.	107	12,599
Panera Bread Co., Class A *	121	38,071
Papa John's International, Inc.	127	9,114
Royal Caribbean Cruises Ltd.	1,061	115,893
Six Flags Entertainment Corp.	468	27,897
Texas Roadhouse, Inc.	443	22,571
Vail Resorts, Inc.	261	52,939
Wendy's Co. (The)	1,415	21,947
Wyndham Worldwide Corp.	722	72,496

Yum China Holdings, Inc. *	2,257	88,994
		983,322

Household Durables - 1.8%
CalAtlantic Group, Inc.	480	16,968
Garmin Ltd.	675	34,445
Helen of Troy Ltd. *	148	13,927
Leggett & Platt, Inc.	941	49,430
Lennar Corp., Class A	1,153	61,478
Mohawk Industries, Inc. *	391	94,501
Newell Brands, Inc.	3,010	161,396
Tempur Sealy International, Inc. *(a)	269	14,362
Toll Brothers, Inc.	896	35,401
Tupperware Brands Corp.	308	21,631
Whirlpool Corp.	466	89,295
		592,834

Household Products - 0.6%
Church & Dwight Co., Inc.	1,747	90,634
Clorox Co. (The)	911	121,382
		212,016

Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	3,676	63,301
NRG Yield, Inc., Class C	2,170	38,192
Ormat Technologies, Inc.	456	26,758
		128,251

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	480	45,792
Roper Technologies, Inc.	698	161,608
		207,400

Insurance - 4.8%
Alleghany Corp. *	94	55,911
American Financial Group, Inc.	474	47,101
American National Insurance Co.	102	11,882
Arch Capital Group Ltd. *	732	68,288
Arthur J. Gallagher & Co.	1,102	63,089
Aspen Insurance Holdings Ltd.	363	18,096
Assurant, Inc.	315	32,662
Assured Guaranty Ltd.	801	33,434
Axis Capital Holdings Ltd.	463	29,938
Brown & Brown, Inc.	632	27,220

Cincinnati Financial Corp.	901	65,277
CNO Financial Group, Inc.	864	18,040
Enstar Group Ltd. *	91	18,077
Everest Re Group Ltd.	141	35,897
First American Financial Corp.	682	30,479
Hanover Insurance Group, Inc. (The)	277	24,551
Hartford Financial Services Group, Inc. (The)	2,290	120,385
Lincoln National Corp.	1,345	90,895
Loews Corp.	1,632	76,394
Old Republic International Corp.	1,638	31,990
Primerica, Inc.	279	21,134
Principal Financial Group, Inc.	1,537	98,476
Progressive Corp. (The)	3,328	146,732
Reinsurance Group of America, Inc.	358	45,964
RenaissanceRe Holdings Ltd.	242	33,650
RLI Corp.	212	11,579
Torchmark Corp.	597	45,671
Unum Group	1,283	59,826
Validus Holdings Ltd.	479	24,894
White Mountains Insurance Group Ltd.	28	24,322
Willis Towers Watson plc	765	111,277
XL Group Ltd.	1,555	68,109
		1,591,240

Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	717	106,797
TripAdvisor, Inc. *	831	31,744
Wayfair, Inc., Class A *	362	27,831
		166,372

Internet Software & Services - 1.2%
Akamai Technologies, Inc. *	1,104	54,990
CoStar Group, Inc. *	202	53,247
GrubHub, Inc. *(a)	488	21,277
IAC/InterActiveCorp *	443	45,735
j2 Global, Inc.	272	23,145
LogMeIn, Inc.	335	35,008
Twitter, Inc. *	3,976	71,051
VeriSign, Inc. *	521	48,432
Zillow Group, Inc., Class C *	1,017	49,843
		402,728

IT Services - 4.0%
Alliance Data Systems Corp.	341	87,531

Amdocs Ltd.	925	59,626
Black Knight Financial Services, Inc., Class A *(a)	441	18,059
Booz Allen Hamilton Holding Corp.	945	30,750
Broadridge Financial Solutions, Inc.	693	52,363
CACI International, Inc., Class A *	138	17,257
Conduent, Inc. *	1,158	18,459
CoreLogic, Inc. *	654	28,371
CSRA, Inc.	964	30,607
DST Systems, Inc.	396	24,433
DXC Technology Co.	1,707	130,961
EPAM Systems, Inc. *	273	22,957
Euronet Worldwide, Inc. *	299	26,124
First Data Corp., Class A *	2,923	53,199
FleetCor Technologies, Inc. *	578	83,353
Gartner, Inc. *	584	72,130
Genpact Ltd.	747	20,789
Jack Henry & Associates, Inc.	475	49,338
Leidos Holdings, Inc.	863	44,608
MAXIMUS, Inc.	373	23,361
Paychex, Inc.	2,025	115,303
Sabre Corp.	1,322	28,780
Science Applications International Corp.	284	19,715
Square, Inc., Class A *	2,245	52,668
Teradata Corp. *	815	24,034
Total System Services, Inc.	1,074	62,561
Vantiv, Inc., Class A *	961	60,870
Western Union Co. (The)	3,003	57,207
WEX, Inc. *	220	22,939
		1,338,353

Leisure Products - 0.6%
Brunswick Corp.	664	41,653
Hasbro, Inc.	716	79,841
Mattel, Inc.	2,114	45,514
Polaris Industries, Inc. (a)	346	31,912
		198,920

Life Sciences - Tools & Services - 2.4%
Agilent Technologies, Inc.	2,052	121,704
Bio-Rad Laboratories, Inc., Class A *	128	28,968
Bio-Techne Corp.	223	26,203
Bruker Corp.	755	21,774
Charles River Laboratories International, Inc. *	341	34,492
Illumina, Inc. *	929	161,200

INC Research Holdings, Inc., Class A *	355	20,768
Mettler-Toledo International, Inc. *	172	101,229
PAREXEL International Corp. *	332	28,854
PerkinElmer, Inc.	732	49,878
PRA Health Sciences, Inc. *	279	20,928
Quintiles IMS Holdings, Inc. *	745	66,677
VWR Corp. *	537	17,726
Waters Corp. *	509	93,575
		793,976

Machinery - 5.9%
AGCO Corp.	469	31,606
Allison Transmission Holdings, Inc.	994	37,285
Barnes Group, Inc.	319	18,671
Colfax Corp. *	701	27,598
Crane Co.	307	24,370
Cummins, Inc.	1,038	168,384
Donaldson Co., Inc.	853	38,846
Dover Corp.	1,062	85,194
Flowserve Corp.	908	42,158
Fortive Corp.	2,024	128,220
Graco, Inc.	348	38,029
IDEX Corp.	530	59,895
Ingersoll-Rand plc	1,753	160,207
ITT, Inc.	596	23,947
Kennametal, Inc.	572	21,404
Lincoln Electric Holdings, Inc.	482	44,387
Middleby Corp. (The) *	377	45,809
Nordson Corp.	380	46,102
Oshkosh Corp.	463	31,891
PACCAR, Inc.	2,292	151,364
Parker-Hannifin Corp.	882	140,961
Pentair plc	1,151	76,588
Snap-on, Inc.	404	63,832
Stanley Black & Decker, Inc.	1,056	148,611
Terex Corp.	709	26,588
Timken Co. (The)	517	23,911
Toro Co. (The)	665	46,078
WABCO Holdings, Inc. *	367	46,796
Wabtec Corp. (a)	605	55,358
Woodward, Inc.	384	25,951
Xylem, Inc.	1,262	69,953
		1,949,994

Media - 2.3%
AMC Entertainment Holdings, Inc., Class A	767	17,449
AMC Networks, Inc., Class A *	398	21,257
Cable One, Inc.	30	21,327
Cinemark Holdings, Inc.	739	28,710
Discovery Communications, Inc., Class A *	2,139	55,250
Interpublic Group of Cos., Inc. (The)	2,768	68,093
John Wiley & Sons, Inc., Class A	238	12,555
Liberty Broadband Corp., Class C *	963	83,540
Lions Gate Entertainment Corp., Class A *	777	21,927
Live Nation Entertainment, Inc. *	968	33,735
Madison Square Garden Co. (The), Class A *	125	24,613
Omnicom Group, Inc.	1,475	122,277
Regal Entertainment Group, Class A	508	10,394
Scripps Networks Interactive, Inc., Class A	800	54,648
Sinclair Broadcast Group, Inc., Class A	493	16,220
Sirius XM Holdings, Inc.	10,377	56,762
TEGNA, Inc.	1,261	18,171
Tribune Media Co., Class A	504	20,548
Viacom, Inc., Class B	1,978	66,401
		753,877

Metals & Mining - 1.4%
Nucor Corp.	4,285	247,973
Reliance Steel & Aluminum Co.	944	68,733
Steel Dynamics, Inc.	3,556	127,340
Worthington Industries, Inc.	564	28,324
		472,370

Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	4,903	134,244
CMS Energy Corp.	3,507	162,199
Consolidated Edison, Inc.	3,624	292,892
		589,335

Multiline Retail - 0.7%
Dollar General Corp.	1,480	106,693
Kohl's Corp.	1,089	42,111
Macy's, Inc.	1,928	44,807
Nordstrom, Inc. (a)	765	36,590
		230,201

Personal Products - 0.3%
Coty, Inc., Class A	3,440	64,534

Edgewell Personal Care Co. *	544	41,355
		105,889

Pharmaceuticals - 0.7%
Akorn, Inc. *	633	21,231
Catalent, Inc. *	869	30,502
Endo International plc *	1,144	12,778
Jazz Pharmaceuticals plc *	364	56,602
Medicines Co. (The) *	521	19,803
Nektar Therapeutics *	912	17,830
Perrigo Co. plc	863	65,174
Prestige Brands Holdings, Inc. *	311	16,424
		240,344

Professional Services - 1.0%
Dun & Bradstreet Corp. (The)	208	22,495
Manpowergroup, Inc.	469	52,364
Nielsen Holdings plc	2,306	89,150
Robert Half International, Inc.	893	42,802
TransUnion *	793	34,345
Verisk Analytics, Inc. *	1,074	90,613
		331,769

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	1,994	72,581
Jones Lang LaSalle, Inc.	306	38,250
Realogy Holdings Corp.	966	31,347
		142,178

Road & Rail - 0.5%
AMERCO	60	21,964
Genesee & Wyoming, Inc., Class A *	400	27,356
Kansas City Southern	692	72,418
Landstar System, Inc.	350	29,960
Ryder System, Inc.	341	24,545
		176,243

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. *	231	14,943
Advanced Micro Devices, Inc. *	4,864	60,703
Cavium, Inc. *	394	24,479
Cirrus Logic, Inc. *	394	24,712
Cree, Inc. *	737	18,167
Cypress Semiconductor Corp. (a)	1,954	26,672

Entegris, Inc. *	895	19,645
First Solar, Inc. *	460	18,345
Integrated Device Technology, Inc. *	1,013	26,125
KLA-Tencor Corp.	956	87,484
Lam Research Corp.	1,007	142,420
Marvell Technology Group Ltd.	2,758	45,562
Maxim Integrated Products, Inc.	1,793	80,506
Microchip Technology, Inc.	1,353	104,425
ON Semiconductor Corp. *	2,437	34,215
Silicon Laboratories, Inc. *	270	18,454
Skyworks Solutions, Inc.	1,169	112,166
Teradyne, Inc.	1,197	35,946
Versum Materials, Inc.	709	23,042
Xilinx, Inc.	1,537	98,860
		1,016,871

Software - 4.0%
ANSYS, Inc. *	503	61,205
Aspen Technology, Inc. *	408	22,546
Atlassian Corp. plc, Class A *	1,108	38,979
Autodesk, Inc. *	1,243	125,319
Blackbaud, Inc.	285	24,439
CA, Inc.	2,103	72,490
CDK Global, Inc.	927	57,530
Citrix Systems, Inc. *	919	73,134
Ellie Mae, Inc. *	201	22,092
Fair Isaac Corp.	194	27,046
Fortinet, Inc. *	886	33,172
Guidewire Software, Inc. *	457	31,400
Manhattan Associates, Inc. *	422	20,281
Paycom Software, Inc. *	230	15,734
Proofpoint, Inc. *	257	22,315
PTC, Inc. *	706	38,915
Red Hat, Inc. *	1,116	106,857
ServiceNow, Inc. *	1,040	110,240
Splunk, Inc. *	907	51,599
Symantec Corp.	3,796	107,237
Synopsys, Inc. *	918	66,950
Tableau Software, Inc., Class A *	465	28,491
Take-Two Interactive Software, Inc. *	636	46,670
Ultimate Software Group, Inc. (The) *(a)	194	40,752
Workday, Inc., Class A *	877	85,069
		1,330,462

Specialty Retail - 3.3%
Advance Auto Parts, Inc.	390	45,470
AutoNation, Inc. *(a)	463	19,520
AutoZone, Inc. *	184	104,965
Bed Bath & Beyond, Inc.	840	25,536
Best Buy Co., Inc.	1,785	102,334
Burlington Stores, Inc. *	467	42,959
Cabela's, Inc. *	302	17,945
CarMax, Inc. *	1,149	72,456
Dick's Sporting Goods, Inc.	663	26,407
Foot Locker, Inc.	736	36,270
Gap, Inc. (The)	1,400	30,786
L Brands, Inc.	1,476	79,542
Michaels Cos., Inc. (The) *	624	11,556
Murphy USA, Inc. *	250	18,528
O'Reilly Automotive, Inc. *	525	114,839
Penske Automotive Group, Inc.	348	15,281
Sally Beauty Holdings, Inc. *	743	15,046
Signet Jewelers Ltd. (a)	413	26,118
Staples, Inc.	4,164	41,931
Tiffany & Co.	702	65,897
Tractor Supply Co.	816	44,235
Ulta Salon, Cosmetics & Fragrance, Inc. *	365	104,879
Williams-Sonoma, Inc. (a)	550	26,675
		1,089,175

Technology Hardware, Storage & Peripherals - 1.1%
NCR Corp. *	779	31,814
NetApp, Inc.	1,657	66,363
Seagate Technology plc	1,913	74,129
Western Digital Corp.	1,844	163,378
Xerox Corp.	1,198	34,419
		370,103

Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	311	27,663
Coach, Inc.	1,845	87,342
Columbia Sportswear Co.	208	12,077
Hanesbrands, Inc.	2,176	50,396
lululemon athletica, Inc. *	674	40,218
Michael Kors Holdings Ltd. *	945	34,256
PVH Corp.	535	61,258
Ralph Lauren Corp.	457	33,727
Skechers U.S.A., Inc., Class A *	738	21,771

Under Armour, Inc., Class A *	2,228	48,481
VF Corp.	1,922	110,707
		527,896

Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd. *	435	16,156
MGIC Investment Corp. *	2,348	26,298
New York Community Bancorp, Inc.	3,074	40,362
Radian Group, Inc.	1,419	23,201
TFS Financial Corp.	652	10,086
Washington Federal, Inc.	707	23,472
		139,575

Trading Companies & Distributors - 1.1%
Air Lease Corp.	624	23,313
Beacon Roofing Supply, Inc. *	385	18,865
Fastenal Co.	1,968	85,667
HD Supply Holdings, Inc. *	1,429	43,770
MSC Industrial Direct Co., Inc., Class A	271	23,295
United Rentals, Inc. *	562	63,343
Univar, Inc. *	660	19,272
W.W. Grainger, Inc.	364	65,713
WESCO International, Inc. *	337	19,310
		362,548

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	529	41,474

Water Utilities - 0.7%
American Water Works Co., Inc.	2,102	163,851
Aqua America, Inc.	2,111	70,296
		234,147

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	903	25,058

Total Common Stocks (Cost $30,459,413)		33,072,339

RIGHTS - 0.0% (b)
Biotechnology - 0.0% (b)
Dyax Corp. CVR *	151	168

Total Rights (Cost $168)		168

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 2.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	688,992	688,992

Total Time Deposit (Cost $688,992)		688,992

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	693,808	693,808

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $693,808)		693,808

TOTAL INVESTMENTS (Cost $31,842,381) - 103.6%		34,455,307
Other assets and liabilities, net - (3.6%)		(1,202,876)
NET ASSETS - 100.0%		33,252,431

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $676,434 as of June 30, 2017.
(b) Amount is less than 0.05%.

Abbreviations:
CVR:	Contingent Value Rights

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$31,922,419
Gross unrealized appreciation	$2,999,836
Gross unrealized depreciation	(466,948)
Net unrealized appreciation (depreciation)	$2,532,888
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$33,072,339	*	$—	$—	$33,072,339
Rights	—		168	—	168
Time Deposit	—		688,992	—	688,992
Short Term Investment of Cash Collateral for Securities Loaned	693,808		—	—	693,808
TOTAL	$33,766,147		$689,160	$—	$34,455,307

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%
Australia - 5.0%
Amcor Ltd.	7,170	89,322
AMP Ltd.	11,742	46,853
ASX Ltd.	698	28,758
Australia & New Zealand Banking Group Ltd.	10,198	225,087
Boral Ltd.	7,257	38,747
Brambles Ltd.	5,416	40,499
Coca-Cola Amatil Ltd.	2,321	16,470
Cochlear Ltd.	164	19,588
Commonwealth Bank of Australia	5,971	379,853
Computershare Ltd.	1,321	14,356
CSL Ltd.	1,562	165,775
Insurance Australia Group Ltd.	8,631	44,982
Medibank Pvt Ltd.	8,009	17,244
National Australia Bank Ltd. (a)	9,318	211,970
Qantas Airways Ltd.	11,702	51,437
QBE Insurance Group Ltd.	4,435	40,254
Ramsay Health Care Ltd.	338	19,125
REA Group Ltd.	593	30,255
Sonic Healthcare Ltd.	1,982	36,902
Suncorp Group Ltd.	4,768	54,307
Telstra Corp. Ltd.	36,232	119,715
Westpac Banking Corp. (a)	11,636	272,445
Woolworths Ltd.	6,297	123,604
		2,087,548

Austria - 0.2%
Andritz AG	266	16,049
Erste Group Bank AG *	886	33,938
Raiffeisen Bank International AG *	604	15,246
Voestalpine AG	847	39,478
		104,711

Belgium - 1.0%
Ackermans & van Haaren NV	118	19,701
Ageas	1,283	51,668
bpost SA	432	10,434
Colruyt SA	492	25,913

KBC Groep NV	1,618	122,675
Proximus	907	31,744
Sofina SA	107	15,368
Telenet Group Holding NV *	289	18,206
UCB SA	811	55,778
Umicore SA	1,109	77,143
		428,630

Canada - 7.4%
Alimentation Couche-Tard, Inc., Class B	2,780	133,255
Bank of Montreal	2,306	169,323
Bank of Nova Scotia (The)	4,314	259,512
BCE, Inc.	2,631	118,484
Canadian Imperial Bank of Commerce	1,136	92,322
Canadian National Railway Co.	3,459	280,657
Canadian Pacific Railway Ltd.	478	76,908
Canadian Tire Corp. Ltd., Class A	235	26,740
CGI Group, Inc., Class A *	865	44,197
CI Financial Corp. (a)	836	17,819
Constellation Software, Inc.	85	44,467
Dollarama, Inc.	453	43,284
Fairfax Financial Holdings Ltd.	63	27,303
George Weston Ltd.	196	17,743
Gildan Activewear, Inc.	1,537	47,231
Great-West Lifeco, Inc.	859	23,283
IGM Financial, Inc.	706	21,897
Intact Financial Corp.	702	53,029
Loblaw Cos. Ltd.	852	47,396
Magna International, Inc.	1,483	68,707
Metro, Inc.	1,245	40,975
National Bank of Canada	1,120	47,096
Open Text Corp.	688	21,715
Pembina Pipeline Corp.	5,894	195,209
Power Corp. of Canada	1,103	25,159
Power Financial Corp.	668	17,138
Restaurant Brands International, Inc.	908	56,786
Rogers Communications, Inc., Class B	1,030	48,649
Royal Bank of Canada	5,241	380,546
Saputo, Inc.	1,247	39,666
Shaw Communications, Inc., Class B	1,811	39,507
Sun Life Financial, Inc.	2,309	82,546
TELUS Corp.	1,856	64,075

Toronto-Dominion Bank (The)	6,615	333,352
Waste Connections, Inc.	1,211	78,013
		3,083,989

Denmark - 1.6%
Chr Hansen Holding A/S	433	31,491
Coloplast A/S, Class B	324	27,082
Danske Bank A/S	2,167	83,371
DONG Energy A/S (b)	517	23,335
DSV A/S	619	38,022
Genmab A/S *	132	28,145
H Lundbeck A/S	46	2,582
ISS A/S	734	28,832
Jyske Bank A/S	377	21,837
Novo Nordisk A/S, Class B	4,543	195,200
Novozymes A/S, Class B	1,160	50,749
Pandora A/S	337	31,451
TDC A/S	558	3,245
Tryg A/S	75	1,640
Vestas Wind Systems A/S	783	72,324
William Demant Holding A/S *	561	14,515
		653,821

Finland - 1.2%
Elisa Oyj	412	15,982
Huhtamaki Oyj	757	29,811
Kesko Oyj, Class B	218	11,089
Kone Oyj, Class B	1,483	75,448
Metso Oyj	296	10,271
Neste Oyj	853	33,660
Nokia Oyj	17,422	106,827
Nokian Renkaat Oyj	359	14,860
Orion Oyj, Class B	545	34,815
Sampo Oyj, Class A	1,093	56,077
Stora Enso Oyj, Class R	1,602	20,701
UPM-Kymmene Oyj	1,457	41,546
Wartsila Oyj Abp	546	32,289
		483,376

France - 8.5%
Accor SA	887	41,608
Aeroports de Paris	127	20,471
Air Liquide SA	2,541	314,057
Alstom SA *	231	8,068

Amundi SA (b)	477	34,562
Arkema SA	486	51,901
Atos SE	370	51,915
AXA SA	6,478	177,389
BioMerieux	61	13,209
Bouygues SA	577	24,309
Bureau Veritas SA	893	19,767
Capgemini SE	634	65,494
Carrefour SA (a)	2,607	65,910
Casino Guichard-Perrachon SA	252	14,925
Christian Dior SE	188	53,756
Cie de Saint-Gobain	2,259	120,642
Cie Generale des Etablissements Michelin	573	76,263
Cie Plastic Omnium SA	77	2,809
CNP Assurances	869	19,506
Credit Agricole SA	4,493	72,375
Danone SA	2,767	207,684
Dassault Systemes SE	542	48,612
Edenred	748	19,512
Eiffage SA	323	29,342
Essilor International SA	632	80,398
Eutelsat Communications SA	335	8,548
Faurecia	294	14,909
Groupe Eurotunnel SE	1,725	18,405
Hermes International	85	41,988
Iliad SA	67	15,834
Imerys SA	191	16,625
Ingenico Group	105	9,522
Ipsen S.A.	125	17,105
JC Decaux SA	209	6,852
Kering	278	94,662
L'Oreal SA	1,099	229,157
Legrand SA	1,145	80,014
Natixis SA	2,709	18,185
Orange SA	5,735	91,272
Orpea	149	16,612
Peugeot SA	2,099	41,832
Publicis Groupe SA (a)	643	47,925
Rexel SA	1,290	21,082
Rubis SCA	176	19,962
Sanofi SA	3,657	350,413
Sartorius Stedim Biotech	26	2,015
Schneider Electric SE *	2,054	157,849
SCOR SE	819	32,537

SEB SA	95	17,051
Societe BIC SA	128	15,199
Societe Generale SA	2,037	109,847
Sodexo SA	283	36,576
Suez	3,758	69,585
Teleperformance	302	38,723
Ubisoft Entertainment SA *	309	17,542
Valeo SA	740	49,786
Veolia Environnement SA	4,756	100,621
Vivendi SA	3,573	79,562
Wendel SA	93	13,756
Zodiac Aerospace	695	18,882
		3,554,919

Germany - 7.5%
adidas AG	528	101,243
Allianz SE	1,357	267,793
Axel Springer SE	183	11,008
Bayerische Motoren Werke AG	1,075	99,983
Beiersdorf AG	448	47,121
Brenntag AG	513	29,751
Commerzbank AG *	3,091	36,909
Continental AG	332	71,821
Daimler AG	3,118	226,144
Deutsche Boerse AG	487	51,442
Deutsche Lufthansa AG	1,767	40,269
Deutsche Post AG	4,064	152,555
Deutsche Telekom AG	8,031	144,758
Deutsche Wohnen AG	845	32,378
Evonik Industries AG	555	17,763
Fielmann AG	26	2,007
Fraport AG Frankfurt Airport Services Worldwide	241	21,327
Freenet AG	568	18,121
Fresenius Medical Care AG & Co. KGaA	406	39,178
GEA Group AG	450	18,477
Hannover Rueck SE	148	17,777
HeidelbergCement AG	755	73,189
Hugo Boss AG	202	14,161
Infineon Technologies AG	3,665	77,847
K&S AG	1,120	28,767
KION Group AG	239	18,282
Lanxess AG	487	36,934
Linde AG	1,120	213,195
Merck KGAA	413	49,972

Metro AG	986	33,309
MTU Aero Engines AG	211	29,812
Muenchener Rueckversicherungs-Gesellschaft AG	493	99,760
OSRAM Licht AG	278	22,191
ProSiebenSat.1 Media SE	910	38,174
Rational AG	5	2,666
SAP SE	3,293	344,683
Siemens AG	2,506	344,710
Symrise AG	623	44,202
Talanx AG *	38	1,421
ThyssenKrupp AG	2,346	66,861
TUI AG	1,226	17,872
United Internet AG	531	29,223
Vonovia SE	1,633	64,971
Wacker Chemie AG	125	13,605
Wirecard AG (a)	308	19,646
Zalando SE *(b)	354	16,187
		3,149,465

Hong Kong - 2.7%
AIA Group Ltd.	40,000	292,654
Bank of East Asia Ltd. (The) (a)	6,566	28,220
BOC Hong Kong Holdings Ltd.	19,350	92,604
Cathay Pacific Airways Ltd.	12,904	20,030
China Everbright International Ltd.	13,000	16,214
Hang Lung Group Ltd.	4,000	16,550
Hang Lung Properties Ltd.	3,000	7,497
Hang Seng Bank Ltd.	2,679	56,045
Henderson Land Development Co. Ltd.	8,211	45,784
Hong Kong Exchanges & Clearing Ltd.	5,099	131,730
Hongkong Land Holdings Ltd.	6,960	51,220
Hysan Development Co. Ltd.	2,881	13,749
MTR Corp. Ltd.	2,876	16,184
New World Development Co. Ltd.	19,637	24,892
NWS Holdings Ltd.	9,000	17,700
PCCW Ltd.	6,684	3,799
Sino Land Co. Ltd.	6,000	9,830
Sun Hung Kai Properties Ltd.	7,848	115,289
Swire Pacific Ltd., Class A	3,893	38,002
Techtronic Industries Co. Ltd.	6,493	29,835
WH Group Ltd. (b)	36,502	36,859
Wharf Holdings Ltd. (The)	6,779	56,094

Wheelock & Co. Ltd.	1,000	7,543
		1,128,324

Ireland - 1.4%
Adient plc	592	38,705
Bank of Ireland *	84,607	22,226
CRH plc	4,077	144,502
DCC plc	195	17,759
Glanbia plc	1,339	26,190
ICON plc *	196	19,167
Kerry Group plc, Class A	894	76,918
Kingspan Group plc	602	20,665
Shire plc	3,162	174,349
Smurfit Kappa Group plc	1,896	59,021
		599,502

Israel - 0.4%
Bank Hapoalim BM	4,124	27,809
Bank Leumi Le-Israel BM	5,885	28,592
Bezeq The Israeli Telecommunication Corp. Ltd.	9,544	15,832
Israel Chemicals Ltd.	1,807	8,524
Mobileye NV *	1,028	64,558
Taro Pharmaceutical Industries Ltd. *	87	9,749
		155,064

Italy - 2.3%
A2A SpA	12,205	20,294
Assicurazioni Generali SpA	3,956	65,298
Atlantia SpA	1,477	41,547
Banca Mediolanum SpA	1,415	11,751
Buzzi Unicem SpA	584	14,562
Enel SpA	36,878	197,795
FinecoBank Banca Fineco SpA	1,937	15,268
Hera SpA	4,875	14,904
Intesa Sanpaolo SpA	50,907	161,926
Luxottica Group SpA	573	33,353
Mediobanca SpA	1,564	15,473
Moncler SpA	608	14,263
Prysmian SpA	704	20,763
Salvatore Ferragamo SpA	53	1,415
Snam SpA	36,008	157,145
Telecom Italia SpA *	29,389	27,190
Terna Rete Elettrica Nazionale SpA	9,250	49,960
UniCredit SpA *	5,956	111,563

UnipolSai Assicurazioni SpA	1,310	2,874
		977,344

Japan - 19.4%
AEON Co. Ltd.	3,079	46,830
Aisin Seiki Co. Ltd.	500	25,703
Ajinomoto Co., Inc.	2,008	43,421
Alps Electric Co. Ltd.	766	22,251
ANA Holdings, Inc.	14,672	51,088
Aozora Bank Ltd.	2,891	11,038
Asahi Glass Co. Ltd.	855	36,126
Astellas Pharma, Inc.	5,671	69,508
Bandai Namco Holdings, Inc.	575	19,646
Bridgestone Corp.	1,800	77,817
Calbee, Inc. (a)	500	19,666
Canon, Inc.	3,968	134,973
Central Japan Railway Co.	567	92,601
Chiba Bank Ltd. (The)	2,628	19,125
Chugai Pharmaceutical Co. Ltd.	552	20,681
Coca-Cola Bottlers Japan, Inc.	600	17,373
Dai Nippon Printing Co. Ltd.	1,659	18,481
Dai-ichi Life Holdings, Inc.	3,494	63,421
Daiichi Sankyo Co. Ltd.	2,113	49,873
Daikin Industries Ltd.	800	82,074
Daiwa House Industry Co. Ltd.	2,037	69,718
Daiwa Securities Group, Inc.	9,000	53,592
Denso Corp.	1,547	65,652
Don Quijote Holdings Co. Ltd.	792	30,092
East Japan Railway Co.	1,426	136,605
Eisai Co. Ltd.	925	51,178
FamilyMart UNY Holdings Co. Ltd.	463	26,514
FANUC Corp.	651	125,998
Fast Retailing Co. Ltd.	149	49,829
FUJIFILM Holdings Corp.	1,726	62,235
Fujitsu Ltd.	5,624	41,597
Hamamatsu Photonics KK	421	12,974
Hankyu Hanshin Holdings, Inc.	400	14,410
Hino Motors Ltd.	686	7,660
Hirose Electric Co. Ltd.	130	18,604
Hitachi High-Technologies Corp.	100	3,894
Hitachi Ltd.	15,247	94,008
Hitachi Metals Ltd.	2,092	29,188
Hoshizaki Corp.	152	13,791
HOYA Corp.	1,187	61,797

Hulic Co. Ltd. (a)	3,500	35,843
IHI Corp. *	6,000	20,504
Japan Airlines Co. Ltd.	1,189	36,830
Japan Exchange Group, Inc.	1,200	21,819
Japan Post Bank Co. Ltd.	3,800	48,781
Japan Post Holdings Co. Ltd.	1,700	21,147
Kansai Paint Co. Ltd.	1,528	35,276
Kao Corp.	1,863	110,771
KDDI Corp.	4,918	130,069
Keikyu Corp.	1,557	18,778
Keio Corp.	1,617	13,554
Kikkoman Corp.	509	16,282
Kintetsu Group Holdings Co. Ltd.	5,058	19,514
Komatsu Ltd.	2,846	73,050
Kose Corp.	131	14,367
Kubota Corp.	4,494	75,961
Kuraray Co. Ltd.	1,300	23,672
Kyocera Corp.	1,213	70,500
Kyowa Hakko Kirin Co. Ltd.	906	16,851
Lawson, Inc.	73	5,109
Lion Corp.	900	18,668
M3, Inc.	300	8,276
Makita Corp.	992	36,738
Mazda Motor Corp.	3,806	53,470
MEIJI Holdings Co. Ltd.	671	54,411
MINEBEA MITSUMI, Inc.	1,000	16,172
MISUMI Group, Inc. (a)	900	20,628
Mitsubishi Chemical Holdings Corp.	8,860	73,819
Mitsubishi Electric Corp.	7,907	114,356
Mitsubishi Estate Co. Ltd.	4,308	80,529
Mitsubishi Tanabe Pharma Corp.	977	22,600
Mitsubishi UFJ Financial Group, Inc.	40,457	272,884
Mitsui Fudosan Co. Ltd.	3,000	71,875
Mizuho Financial Group, Inc. (a)	61,373	112,526
Murata Manufacturing Co. Ltd.	626	95,569
NEC Corp.	7,309	19,430
NGK Spark Plug Co. Ltd.	649	13,902
NH Foods Ltd.	1,000	30,420
Nidec Corp.	990	101,713
Nikon Corp.	1,613	25,855
Nintendo Co. Ltd.	429	143,625
Nippon Express Co. Ltd.	5,946	37,312
Nippon Paint Holdings Co. Ltd.	709	26,974
Nippon Telegraph & Telephone Corp.	3,420	161,438

Nissan Motor Co. Ltd.	6,985	69,745
Nisshin Seifun Group, Inc.	2,086	34,293
Nissin Foods Holdings Co. Ltd.	299	18,696
Nitori Holdings Co. Ltd.	268	35,875
Nitto Denko Corp.	959	79,195
Nomura Holdings, Inc.	10,600	63,923
Nomura Research Institute Ltd.	300	11,852
NSK Ltd.	712	8,960
NTT Data Corp.	2,035	22,704
NTT DoCoMo, Inc.	3,597	85,071
Obayashi Corp.	2,100	24,742
Odakyu Electric Railway Co. Ltd.	946	19,119
Oji Holdings Corp.	6,454	33,416
Omron Corp.	482	20,981
Ono Pharmaceutical Co. Ltd.	1,122	24,472
Oracle Corp. Japan	26	1,691
Oriental Land Co. Ltd.	797	54,017
ORIX Corp.	4,167	64,838
Otsuka Corp.	244	15,178
Otsuka Holdings Co. Ltd.	1,520	64,897
Pola Orbis Holdings, Inc.	300	7,937
Rakuten, Inc.	3,249	38,341
Recruit Holdings Co. Ltd.	5,379	92,572
Resona Holdings, Inc.	5,333	29,458
Ricoh Co. Ltd.	1,984	17,576
Rinnai Corp.	130	12,145
Rohm Co. Ltd.	276	21,280
Santen Pharmaceutical Co. Ltd.	2,600	35,316
Seiko Epson Corp.	1,559	34,785
Sekisui Chemical Co. Ltd.	2,072	37,179
Sekisui House Ltd.	1,770	31,282
Seven & I Holdings Co. Ltd.	2,901	119,708
Sharp Corp. *(a)	11,000	40,774
Shimadzu Corp.	826	15,740
Shimano, Inc.	272	43,188
Shimizu Corp.	2,000	21,251
Shin-Etsu Chemical Co. Ltd.	2,337	212,697
Shionogi & Co. Ltd.	754	42,041
Shiseido Co. Ltd.	1,641	58,498
Shizuoka Bank Ltd. (The)	3,469	31,462
SMC Corp.	272	83,148
SoftBank Group Corp.	2,145	174,367
Sompo Holdings, Inc.	1,337	51,895
Sony Financial Holdings, Inc.	232	3,968

Stanley Electric Co. Ltd.	1,100	33,335
Start Today Co. Ltd.	700	17,251
Subaru Corp.	1,853	62,832
Sumitomo Chemical Co. Ltd.	7,000	40,459
Sumitomo Dainippon Pharma Co. Ltd.	1,721	23,491
Sumitomo Electric Industries Ltd.	2,773	42,899
Sumitomo Mitsui Financial Group, Inc.	4,153	162,152
Sumitomo Mitsui Trust Holdings, Inc.	1,016	36,494
Sysmex Corp.	426	25,498
T&D Holdings, Inc.	1,319	20,170
Taisho Pharmaceutical Holdings Co. Ltd.	500	38,097
Taiyo Nippon Sanso Corp.	1,900	21,431
Takeda Pharmaceutical Co. Ltd.	1,959	99,456
TDK Corp.	414	27,366
Terumo Corp.	1,073	42,339
Tobu Railway Co. Ltd.	6,089	33,267
Tokyo Electron Ltd.	536	72,463
Tokyu Corp.	5,264	40,225
Toppan Printing Co. Ltd.	1,650	18,143
Toray Industries, Inc.	9,850	82,638
TOTO Ltd.	564	21,610
Toyota Industries Corp.	775	40,990
Toyota Motor Corp.	8,935	469,655
Trend Micro, Inc.	293	15,143
Unicharm Corp.	1,802	45,367
USS Co. Ltd.	1,000	19,931
West Japan Railway Co.	810	57,312
Yahoo Japan Corp.	4,700	20,432
Yakult Honsha Co. Ltd.	586	39,944
Yamada Denki Co. Ltd.	6,123	30,444
Yamaha Corp.	544	18,833
Yamaha Motor Co. Ltd.	1,025	26,598
Yamato Holdings Co. Ltd.	395	8,025
Yamazaki Baking Co. Ltd.	800	15,950
		8,093,413

Luxembourg - 0.3%
B&M European Value Retail SA	2,325	10,265
Eurofins Scientific SE	31	17,490
Tenaris SA	6,825	106,564
		134,319

Netherlands - 4.0%
Aegon NV	7,405	37,898

AerCap Holdings NV *	1,029	47,776
Akzo Nobel NV	2,041	177,503
ASML Holding NV	1,848	240,892
CNH Industrial NV	3,731	42,312
Gemalto NV (d)	136	8,157
Gemalto NV (d)	182	10,924
ING Groep NV	15,340	264,811
Koninklijke Ahold Delhaize NV	6,429	122,712
Koninklijke DSM NV	1,426	103,716
Koninklijke KPN NV	13,252	42,414
Koninklijke Philips NV	5,144	183,120
Koninklijke Vopak NV	894	41,427
NN Group NV	981	34,809
NXP Semiconductors NV *	1,255	137,360
Patheon NV *	232	8,092
Philips Lighting NV (b)	531	19,614
QIAGEN NV *	669	22,260
Randstad Holding NV	425	24,778
STMicroelectronics NV (a)	1,914	27,522
Wolters Kluwer NV	1,374	58,110
		1,656,207

New Zealand - 0.0% (c)
Auckland International Airport Ltd.	2,877	15,033

Norway - 0.6%
DNB ASA	2,934	49,951
Gjensidige Forsikring ASA	1,120	19,118
Marine Harvest ASA *	1,176	20,120
Norsk Hydro ASA	7,309	40,448
Orkla ASA	2,230	22,666
Schibsted ASA, Class A	393	9,492
Telenor ASA	1,649	27,357
Yara International ASA	1,200	45,123
		234,275

Portugal - 0.2%
EDP - Energias de Portugal SA	19,278	63,063
Jeronimo Martins SGPS SA	801	15,638
		78,701

Singapore - 1.3%
Broadcom Ltd.	1,113	259,385
CapitaLand Ltd.	6,441	16,367

City Developments Ltd.	330	2,570
DBS Group Holdings Ltd.	3,829	57,629
Oversea-Chinese Banking Corp. Ltd.	7,471	58,523
Singapore Airlines Ltd.	2,056	15,110
Singapore Exchange Ltd.	3,647	19,437
Singapore Telecommunications Ltd.	17,612	49,738
United Overseas Bank Ltd.	3,059	51,356
		530,115

South Africa - 0.2%
Steinhoff International Holdings NV	13,726	70,091

South Korea - 4.3%
Amorepacific Corp.	188	49,930
AMOREPACIFIC Group	228	25,909
Coway Co. Ltd.	376	34,172
Hana Financial Group, Inc.	1,434	56,632
Hankook Tire Co. Ltd.	571	31,740
Hanon Systems	1,526	13,743
Hanwha Life Insurance Co. Ltd.	2,369	14,406
Hyundai Mobis Co. Ltd.	420	91,817
Hyundai Motor Co.	1,000	139,425
Industrial Bank of Korea	1,327	16,515
Kakao Corp.	185	16,414
KB Financial Group, Inc.	1,511	76,291
Kia Motors Corp.	1,425	47,589
KT Corp.	975	27,800
LG Chem Ltd.	331	84,231
LG Corp.	1,009	68,216
LG Display Co. Ltd.	1,578	51,036
LG Electronics, Inc.	757	53,108
LG Household & Health Care Ltd.	83	72,119
Lotte Chemical Corp.	76	22,874
NAVER Corp.	166	121,683
NCSoft Corp.	94	31,179
Samsung C&T Corp.	452	58,484
Samsung Fire & Marine Insurance Co. Ltd.	249	61,291
Samsung Life Insurance Co. Ltd.	435	44,471
Samsung SDI Co. Ltd.	262	39,332
Samsung SDS Co. Ltd.	184	29,678
Shinhan Financial Group Co. Ltd.	2,042	88,102
SK Hynix, Inc.	3,721	219,091
SK Telecom Co. Ltd.	171	39,755

Woori Bank	3,037	48,923
		1,775,956

Spain - 3.1%
Abertis Infraestructuras SA	2,039	37,796
Acciona SA	93	8,188
Aena SA (b)	205	40,031
Amadeus IT Group SA, Class A (a)	1,206	72,089
Banco Bilbao Vizcaya Argentaria SA	16,254	135,395
Banco de Sabadell SA	16,213	32,986
Banco Santander SA	34,852	231,413
Bankia SA	827	4,000
Bankinter SA	1,732	15,978
CaixaBank SA	6,925	33,104
EDP Renovaveis SA	1,539	12,233
Enagas SA	2,630	73,809
Gamesa Corp. Technologica SA	672	14,378
Grifols SA	1,568	43,717
Iberdrola SA	32,214	255,277
Industria de Diseno Textil SA	2,849	109,416
Mapfre SA	5,102	17,858
Mediaset Espana Comunicacion SA	143	1,781
Red Electrica Corp. SA (a)	2,565	53,661
Telefonica SA	9,097	94,169
		1,287,279

Sweden - 2.6%
Alfa Laval AB	744	15,228
Assa Abloy AB, Class B	1,903	41,945
Atlas Copco AB, Class A	3,215	123,622
Autoliv, Inc. (a)	240	26,352
Boliden AB	582	15,909
Electrolux AB, Series B	607	19,904
Hennes & Mauritz AB, Class B	2,761	68,837
Hexagon AB, Class B	743	35,300
Husqvarna AB, Class B	1,515	15,059
ICA Gruppen AB	534	19,892
Industrivarden AB, Class C	335	8,037
Kinnevik AB, Class B	648	19,866
Nordea Bank AB	8,712	110,960
Sandvik AB	4,242	66,787
Securitas AB, Class B	1,044	17,609
Skandinaviska Enskilda Banken AB, Class A	4,164	50,412
Skanska AB, Class B	338	8,026

SKF AB, Class B	875	17,768
Svenska Cellulosa AB SCA, Class B	2,650	20,047
Svenska Handelsbanken AB, Class A	5,265	75,406
Swedbank AB, Class A	2,776	67,751
Tele2 AB, Class B	260	2,725
Telefonaktiebolaget LM Ericsson, Class B	9,116	65,545
Telia Co. AB	4,011	18,485
Trelleborg AB, Class B	877	20,025
Volvo AB, Class B	7,400	126,197
		1,077,694

Switzerland - 8.1%
ABB Ltd.	6,119	151,880
Adecco Group AG	565	43,043
Baloise Holding AG	211	32,684
Banque Cantonale Vaudoise	3	2,225
Barry Callebaut AG *	14	19,271
Chocoladefabriken Lindt & Sprungli AG PC	9	52,185
Cie Financiere Richemont SA	1,299	107,491
Clariant AG *(a)	1,437	31,720
Coca-Cola HBC AG *	640	18,822
Dufry AG *	93	15,262
Flughafen Zurich AG	80	19,648
Geberit AG	143	66,775
Givaudan SA	41	82,156
Helvetia Holding AG	25	14,338
Julius Baer Group Ltd. *	425	22,455
Kuehne & Nagel International AG	234	39,121
Logitech International SA	464	17,074
Lonza Group AG *	169	36,608
Nestle SA	10,434	910,029
Novartis AG	6,471	540,501
Partners Group Holding AG	13	8,072
Roche Holding AG	2,176	556,000
Schindler Holding AG	92	19,123
Schindler Holding AG PC	118	25,018
SGS SA	18	43,644
Sika AG	13	83,462
Sonova Holding AG	219	35,625
Straumann Holding AG	29	16,515
Swatch Group AG (The), Bearer Shares	169	62,507
Swiss Life Holding AG *	82	27,738
Swiss Re AG	857	78,538
Swisscom AG	70	33,831

Temenos Group AG *	171	15,298
Vifor Pharma AG	131	14,470
Wolseley plc	630	38,668
Zurich Insurance Group AG	388	113,237
		3,395,034

Taiwan - 2.6%
Advanced Semiconductor Engineering, Inc.	15,808	20,262
Advantech Co. Ltd.	1,555	11,008
Asustek Computer, Inc.	3,769	35,597
Cathay Financial Holding Co. Ltd.	26,952	44,364
China Steel Corp.	54,631	44,424
Chunghwa Telecom Co. Ltd.	15,111	53,606
Delta Electronics, Inc.	8,319	45,508
E.Sun Financial Holding Co. Ltd.	27,722	17,036
Far EasTone Telecommunications Co. Ltd.	5,073	12,921
First Financial Holding Co. Ltd.	26,666	17,831
Fubon Financial Holding Co., Ltd. *	7,000	11,139
Hon Hai Precision Industry Co. Ltd.	40,000	153,760
Hua Nan Financial Holdings Co. Ltd.	8,412	4,880
MediaTek, Inc.	6,883	58,885
Mega Financial Holding Co. Ltd.	25,668	21,338
President Chain Store Corp.	3,828	34,395
Quanta Computer, Inc.	8,398	19,866
Siliconware Precision Industries Co. Ltd. *	6,188	9,996
Taiwan Cooperative Financial Holding Co. Ltd.	23,946	12,711
Taiwan Mobile Co. Ltd. *	10,748	40,457
Taiwan Semiconductor Manufacturing Co. Ltd.	56,240	384,244
United Microelectronics Corp.	39,518	19,180
Yuanta Financial Holding Co. Ltd.	12,616	5,558
		1,078,966

United Kingdom - 13.2%
3i Group plc	2,978	35,014
Aberdeen Asset Management plc	8,546	33,646
Admiral Group plc	556	14,509
Ashtead Group plc	1,217	25,183
ASOS plc *	41	3,069
Associated British Foods plc	1,819	69,608
AstraZeneca plc	4,384	293,656
Auto Trader Group plc (b)	5,281	26,148
Aviva plc	14,061	96,450
Barratt Developments plc	4,124	30,288
Bellway plc	625	24,253

Berkeley Group Holdings plc	429	18,039
Booker Group plc	7,138	17,311
BT Group plc	23,753	91,336
Bunzl plc	1,341	39,978
Burberry Group plc	1,374	29,732
Capita plc	3,267	29,441
Coca-Cola European Partners plc	986	40,101
Compass Group plc	6,036	127,396
Croda International plc	1,009	51,098
Direct Line Insurance Group plc	3,934	18,216
DS Smith plc	5,517	34,050
easyJet plc	1,669	29,566
GKN plc	6,006	25,511
GlaxoSmithKline plc	15,385	327,504
Halma plc	1,243	17,813
Hargreaves Lansdown plc	807	13,685
Hikma Pharmaceuticals plc	1,424	27,272
IHS Markit Ltd. *	1,029	45,317
Inchcape plc	1,367	13,437
Informa plc	4,961	43,272
Inmarsat plc	1,378	13,820
InterContinental Hotels Group plc	561	31,154
International Consolidated Airlines Group SA	5,841	46,435
Intertek Group plc	906	49,771
Investec plc	6,031	45,063
ITV plc	14,755	34,926
J Sainsbury plc	9,883	32,417
Janus Henderson Group plc *	249	8,244
Johnson Matthey plc	821	30,727
Just Eat plc *	1,752	14,955
Kingfisher plc	6,322	24,763
Legal & General Group plc	22,029	74,128
Lloyds Banking Group plc	192,204	165,637
London Stock Exchange Group plc	1,160	55,178
Marks & Spencer Group plc	4,841	21,011
Melrose Industries plc	8,763	27,677
Merlin Entertainments plc (b)	3,054	19,118
Micro Focus International plc	266	7,865
Mondi plc	3,514	92,143
National Grid plc	19,111	236,794
Next plc	520	26,116
NMC Health plc	585	16,670
Old Mutual plc	16,018	40,411
Pearson plc	2,488	22,402

Pennon Group plc	3,647	39,194
Persimmon plc	970	28,330
Provident Financial plc	376	11,925
Prudential plc	8,915	204,633
RELX plc	8,912	192,651
Rentokil Initial plc	10,488	37,322
Rightmove plc	266	14,719
Royal Mail plc	4,268	23,413
RPC Group plc	3,668	35,949
RSA Insurance Group plc	3,542	28,413
Sage Group plc (The)	4,662	41,776
Schroders plc	756	30,570
Severn Trent plc	1,955	55,577
Sky plc	3,494	45,251
Smiths Group plc	1,604	33,350
Spirax-Sarco Engineering plc	462	32,221
SSE plc	6,100	115,420
St James's Place plc	2,170	33,447
Standard Chartered plc *	9,702	98,264
Standard Life plc	6,433	33,452
Subsea 7 SA	2,816	37,969
Tate & Lyle plc	1,738	14,979
Taylor Wimpey plc	9,845	22,609
TechnipFMC plc *	4,760	129,472
Tesco plc *	40,006	88,078
Travis Perkins plc	398	7,545
Unilever plc	14,188	767,824
United Utilities Group plc	2,745	31,029
Vodafone Group plc	69,958	198,677
Weir Group plc (The)	1,298	29,296
Whitbread plc	696	35,969
WM Morrison Supermarkets plc	9,298	29,204
Worldpay Group plc (b)	6,970	28,580
WPP plc	4,892	103,009
		5,489,441

United States - 0.1%
Flex Ltd. *	1,369	22,329

Total Common Stocks (Cost $38,550,909)		41,345,546

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	613,207	613,207

Total Time Deposit (Cost $613,207)		613,207

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	653,546	653,546

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $653,546)		653,546

TOTAL INVESTMENTS (Cost $39,817,662) - 102.2%		42,612,299
Other assets and liabilities, net - (2.2%)		(933,017)
NET ASSETS - 100.0%		41,679,282

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $622,574 as of June 30, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $244,434, which represents 0.6% of the net assets of the Fund as of June 30, 2017.

(c) Amount is less than 0.05%.
(d) Securities are traded on separate exchanges for the same entity.

Abbreviations:
PC:	Participation Certificate

SECTOR ALLOCATION	% OF TOTAL INVESTMENTS*
Financials	23.1%
Industrials	14.3%
Consumer Discretionary	11.6%
Consumer Staples	10.4%
Information Technology	10.3%
Health Care	9.6%
Materials	7.6%
Telecommunication Services	4.8%
Utilities	3.2%
Energy	1.8%
Real Estate	1.8%
Time Deposit	1.5%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$39,874,155
Gross unrealized appreciation	$3,021,997
Gross unrealized depreciation	(283,853)
Net unrealized appreciation (depreciation)	$2,738,144
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Common Stocks
Belgium	$15,368	$413,262		$—	$428,630
Canada	3,083,989	—		—	3,083,989
France	53,756	3,501,163		—	3,554,919
Ireland	240,666	358,836		—	599,502
Israel	74,307	80,757		—	155,064
Netherlands	204,152	1,452,055		—	1,656,207
Singapore	259,385	270,730		—	530,115
South Korea	39,755	1,736,201		—	1,775,956
Sweden	26,352	1,051,342		—	1,077,694
Switzerland	52,185	3,342,849		—	3,395,034
United Kingdom	268,122	5,221,319		—	5,489,441
United States	22,329	—		—	22,329
Other Countries*	—	19,576,666		—	19,576,666
Total Common Stocks	$4,340,366	$37,005,180	**	$—	$41,345,546
Time Deposit	—	613,207		—	613,207
Short Term Investment of Cash Collateral for Securities Loaned	653,546	—		—	653,546
TOTAL	$4,993,912	$37,618,387		$—	$42,612,299

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017 was not significant.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 25, 2017